UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07732

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: March 31, 2016

Date of reporting period: June 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global High Income Fund

Portfolio Of Investments

June 30, 2015 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 57.0%
Industrial - 47.7%
Basic - 3.8%
AK Steel Corp.
8.75%, 12/01/18	U.S.$	868	$913,570
Aleris International, Inc.
7.625%, 2/15/18		457	468,425
7.875%, 11/01/20		795	824,812
ArcelorMittal
7.50%, 3/01/41 (a)		1,268	1,242,640
7.75%, 10/15/39		2,638	2,624,810
Arch Coal, Inc.
7.00%, 6/15/19		693	100,485
7.25%, 6/15/21		1,156	161,840
Ashland, Inc.
4.75%, 8/15/22		501	491,606
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B
7.375%, 5/01/21 (b)		656	702,740
Axiall Corp.
4.875%, 5/15/23		955	921,575
Chemours Co. (The)
7.00%, 5/15/25 (b)		897	870,090
Cliffs Natural Resources, Inc.
7.75%, 3/31/20 (b)		1,101	690,878
8.25%, 3/31/20 (a)(b)		1,111	1,049,895
Commercial Metals Co.
6.50%, 7/15/17		1,927	2,028,167
Consolidated Energy Finance SA
6.75%, 10/15/19 (b)		2,100	2,131,500
Constellium NV
8.00%, 1/15/23 (b)		362	371,050
Eagle Spinco, Inc.
4.625%, 2/15/21		139	134,830
Emeco Pty Ltd.
9.875%, 3/15/19 (b)		1,677	1,224,210
FMG Resources August 206 Pty Ltd.
9.75%, 3/01/22 (b)		256	264,320
Hexion, Inc.
8.875%, 2/01/18		239	215,698
Huntsman International LLC
8.625%, 3/15/21		826	869,299
Ineos Finance PLC
4.00%, 5/01/23 (b)	EUR	790	836,765
INEOS Group Holdings SA
5.75%, 2/15/19 (b)		322	362,572
5.875%, 2/15/19 (a)(b)	U.S.$	1,173	1,178,865
James River Coal Co.
7.875%, 4/01/19 (c)		251	314
JMC Steel Group, Inc.
8.25%, 3/15/18 (a)(b)		810	741,150
Lundin Mining Corp.
7.50%, 11/01/20 (b)		1,391	1,498,802

	Principal Amount (000)		U.S. $ Value
7.875%, 11/01/22 (b)	U.S.$	965	$1,032,550
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/28 (b)(c)		4,306	1,808,520
Momentive Performance Materials, Inc.
3.88%, 10/24/21		1,772	1,590,370
8.875%, 10/15/20 (d)(e)(f)		1,772	0	‡
Novacap International SAS
4.995%, 5/01/19 (b)(g)	EUR	329	369,537
Novelis, Inc.
8.75%, 12/15/20 (a)	U.S.$	3,098	3,276,135
Peabody Energy Corp.
6.00%, 11/15/18		1,889	906,720
PQ Corp.
8.75%, 11/01/18 (b)		1,792	1,827,840
Ryerson, Inc./Joseph T. Ryerson & Son, Inc.
9.00%, 10/15/17		1,660	1,672,450
Smurfit Kappa Acquisitions
4.875%, 9/15/18 (b)		2,064	2,162,040
Smurfit Kappa Treasury Funding Ltd.
7.50%, 11/20/25		238	292,740
SPCM SA
6.00%, 1/15/22 (b)		400	413,000
Steel Dynamics, Inc.
6.125%, 8/15/19		225	236,813
6.375%, 8/15/22		1,266	1,324,552
Thompson Creek Metals Co., Inc.
7.375%, 6/01/18		1,919	1,573,580
9.75%, 12/01/17		964	1,002,560
TPC Group, Inc.
8.75%, 12/15/20 (b)		602	556,850
Univar, Inc.
6.75%, 7/15/23 (b)		1,105	1,116,050
W.R. Grace & Co.-Conn
5.625%, 10/01/24 (b)		386	390,825

			44,474,040

Capital Goods - 3.9%
Accudyne Industries Borrower/Accudyne Industries LLC
7.75%, 12/15/20 (b)		1,194	1,104,450
Aerojet Rocketdyne Holdings, Inc.
7.125%, 3/15/21		603	642,195
Apex Tool Group LLC
7.00%, 2/01/21 (b)		1,225	1,090,250
Ardagh Finance Holdings SA
8.625%, 6/15/19 (b)(h)		387	400,799
Ardagh Packaging Finance PLC
9.25%, 10/15/20 (b)	EUR	827	977,300
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
6.00%, 6/30/21 (a)(b)	U.S.$	2,680	2,673,300
Ashtead Capital, Inc.
5.625%, 10/01/24 (b)		456	457,140

	Principal Amount (000)		U.S. $ Value
Berry Plastics Corp.
5.125%, 7/15/23	U.S.$	206	$200,850
5.50%, 5/15/22		1,381	1,386,179
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer
6.00%, 6/15/17 (b)		593	593,000
Bombardier, Inc.
5.75%, 3/15/22 (b)		1,250	1,112,500
6.00%, 10/15/22 (b)		1,300	1,153,750
6.125%, 1/15/23 (b)		472	418,900
7.45%, 5/01/34 (b)		920	864,800
7.50%, 3/15/25 (b)		528	479,160
7.75%, 3/15/20 (b)		1,266	1,272,963
EnerSys
5.00%, 4/30/23 (b)		716	707,945
EnPro Industries, Inc.
5.875%, 9/15/22		970	986,975
Gardner Denver, Inc.
6.875%, 8/15/21 (b)		346	315,293
HD Supply, Inc.
7.50%, 7/15/20		1,814	1,918,305
11.50%, 7/15/20		400	462,000
KLX, Inc.
5.875%, 12/01/22 (b)		861	869,515
KraussMaffei Group GmbH
8.75%, 12/15/20 (b)	EUR	205	244,781
Lafarge SA
7.125%, 7/15/36	U.S.$	800	958,000
Manitowoc Co., Inc. (The)
5.875%, 10/15/22		309	332,948
8.50%, 11/01/20		1,118	1,180,887
Masco Corp.
5.95%, 3/15/22		405	454,613
6.125%, 10/03/16		1,825	1,920,812
Milacron LLC/Mcron Finance Corp.
7.75%, 2/15/21 (b)		794	817,820
Moog, Inc.
5.25%, 12/01/22 (b)		396	402,930
Nortek, Inc.
8.50%, 4/15/21		1,924	2,053,870
Nuverra Environmental Solutions, Inc.
9.875%, 4/15/18		253	189,750
Oshkosh Corp.
5.375%, 3/01/22-3/01/25		651	655,725
Plastipak Holdings, Inc.
6.50%, 10/01/21 (b)		846	860,805
Rexam PLC
6.75%, 6/29/67 (b)	EUR	2,020	2,280,147
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
8.50%, 5/15/18	U.S.$	850	867,000
9.00%, 4/15/19		1,153	1,191,914
9.875%, 8/15/19		1,762	1,850,100

	Principal Amount (000)		U.S. $ Value
Sealed Air Corp.
4.875%, 12/01/22 (b)	U.S.$	492	$484,620
5.125%, 12/01/24 (b)		489	482,276
5.50%, 9/15/25 (b)		810	816,075
6.875%, 7/15/33 (b)		1,295	1,307,950
SIG Combibloc Holdings SCA
7.75%, 2/15/23 (b)	EUR	682	791,273
SRA International, Inc.
11.00%, 10/01/19	U.S.$	600	636,000
Summit Materials LLC/Summit Materials Finance Corp.
10.50%, 1/31/20		726	792,247
Terex Corp.
6.00%, 5/15/21		639	642,195
Textron Financial Corp.
6.00%, 2/15/67 (b)		575	477,250
TransDigm, Inc.
6.00%, 7/15/22		1,400	1,382,500
6.50%, 7/15/24		925	913,437
United Rentals North America, Inc.
5.50%, 7/15/25		789	762,371

			45,837,865

Communications - Media - 6.1%
Acosta, Inc.
7.75%, 10/01/22 (b)		191	192,433
Altice Financing SA
6.625%, 2/15/23 (b)		1,494	1,482,795
Arqiva Broadcast Finance PLC
9.50%, 3/31/20 (b)	GBP	1,550	2,678,981
CCO Holdings LLC/CCO Holdings Capital Corp.
5.375%, 5/01/25 (b)	U.S.$	128	124,640
5.75%, 1/15/24 (a)		545	547,725
5.875%, 5/01/27 (b)		766	747,808
6.50%, 4/30/21		195	204,019
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.125%, 12/15/21 (b)		2,725	2,474,641
6.375%, 9/15/20 (b)		851	845,256
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/22		555	568,875
Series A
7.625%, 3/15/20		430	443,975
Series B
6.50%, 11/15/22		1,560	1,624,350
7.625%, 3/15/20		1,477	1,539,772
Crown Media Holdings, Inc.
10.50%, 7/15/19		2,256	2,382,900
CSC Holdings LLC
5.25%, 6/01/24		2,467	2,368,320
Cumulus Media Holdings, Inc.
7.75%, 5/01/19 (a)		929	852,357
DISH DBS Corp.
5.875%, 11/15/24		2,493	2,394,838
Hughes Satellite Systems Corp.
7.625%, 6/15/21		2,323	2,555,765

	Principal Amount (000)		U.S. $ Value
iHeartCommunications, Inc.
6.875%, 6/15/18	U.S.$	2,299	$2,080,595
9.00%, 12/15/19		407	387,871
10.00%, 1/15/18 (a)		1,884	1,516,620
14.00% (12.00% Cash and 2.00% PIK), 2/01/21 (h)		1,173	832,912
Intelsat Jackson Holdings SA
5.50%, 8/01/23		2,670	2,364,285
LGE HoldCo VI BV
7.125%, 5/15/24 (b)	EUR	968	1,198,801
Liberty Interactive LLC
3.75%, 2/15/30 (i)	U.S.$	931	572,565
LIN Television Corp.
5.875%, 11/15/22 (b)		400	405,000
6.375%, 1/15/21		640	654,400
McClatchy Co. (The)
9.00%, 12/15/22		1,783	1,698,307
Mediacom Broadband LLC/Mediacom Broadband Corp.
6.375%, 4/01/23		1,845	1,845,000
Nexstar Broadcasting, Inc.
6.875%, 11/15/20		1,099	1,164,940
Nielsen Finance LLC/Nielsen Finance Co.
5.00%, 4/15/22 (b)		883	865,340
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 2/15/22		648	656,100
5.875%, 3/15/25		557	576,495
Radio One, Inc.
7.375%, 4/15/22 (b)		1,400	1,372,000
9.25%, 2/15/20 (b)		1,761	1,602,510
RR Donnelley & Sons Co.
7.25%, 5/15/18		1,268	1,410,650
Sinclair Television Group, Inc.
5.375%, 4/01/21		750	755,625
5.625%, 8/01/24 (b)		1,500	1,466,250
6.125%, 10/01/22		2,187	2,247,142
Sirius XM Radio, Inc.
5.375%, 4/15/25 (b)		561	541,365
6.00%, 7/15/24 (b)		2,291	2,313,910
TEGNA Inc.
4.875%, 9/15/21 (b)		284	281,870
5.50%, 9/15/24 (b)		332	328,680
6.375%, 10/15/23		1,871	1,948,179
Time, Inc.
5.75%, 4/15/22 (a)(b)		1,486	1,437,705
Townsquare Media, Inc.
6.50%, 4/01/23 (b)		1,199	1,190,007
Unitymedia GmbH
6.125%, 1/15/25 (b)		1,758	1,837,110
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
6.25%, 1/15/29 (b)	EUR	496	621,395

	Principal Amount (000)		U.S. $ Value
Univision Communications, Inc.
5.125%, 5/15/23-2/15/25 (b)	U.S.$	1,649	$1,594,423
6.75%, 9/15/22 (b)		1,561	1,650,757
8.50%, 5/15/21 (b)		700	736,750
UPCB Finance IV Ltd.
5.375%, 1/15/25 (b)		720	687,240
UPCB Finance V Ltd.
7.25%, 11/15/21 (b)		432	466,560
UPCB Finance VI Ltd.
6.875%, 1/15/22 (b)		558	594,270
Virgin Media Finance PLC
4.875%, 2/15/22		642	603,480
5.25%, 2/15/22		900	859,500
5.75%, 1/15/25 (b)		318	318,000
6.00%, 10/15/24 (b)		1,177	1,194,655
6.375%, 4/15/23 (b)		350	361,813
Virgin Media Secured Finance PLC
5.50%, 1/15/25 (b)	GBP	423	666,699
Wave Holdco LLC/Wave Holdco Corp.
8.25% (8.25% Cash or 9.00% PIK), 7/15/19 (b)(h)	U.S.$	240	244,248
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 7/15/19		1,444	1,541,470
13.375%, 10/15/19		426	463,275
Ziggo Bond Finance BV
5.875%, 1/15/25 (b)		634	621,320

			72,807,539

Communications - Telecommunications - 3.1%
Altice SA
7.25%, 5/15/22 (b)	EUR	1,332	1,499,830
7.625%, 2/15/25 (b)	U.S.$	250	235,000
Altice US Finance II Corp.
7.75%, 7/15/25 (b)		331	321,070
CenturyLink, Inc.
Series U
7.65%, 3/15/42		275	248,875
Series W
6.75%, 12/01/23		437	438,366
Cincinnati Bell, Inc.
8.375%, 10/15/20		223	234,708
Columbus International, Inc.
7.375%, 3/30/21 (b)		2,342	2,514,722
CommScope, Inc.
5.50%, 6/15/24 (b)		1,311	1,274,947
Data & Audio Visual Enterprises Wireless, Inc.
9.50%, 4/29/18 (d)(e)(j)	CAD	1,175	1,191,557
Frontier Communications Corp.
6.25%, 9/15/21	U.S.$	373	339,430
7.625%, 4/15/24		2,523	2,226,547
7.875%, 1/15/27		834	771,450
9.00%, 8/15/31		450	409,500

	Principal Amount (000)		U.S. $ Value
InterXion Holding NV
6.00%, 7/15/20 (b)	EUR	2,601	$3,072,780
Level 3 Financing, Inc.
6.125%, 1/15/21	U.S.$	596	625,025
Numericable-SFR SAS
5.375%, 5/15/22 (b)	EUR	264	298,735
5.625%, 5/15/24 (b)		386	433,560
6.00%, 5/15/22 (b)	U.S.$	1,610	1,586,856
6.25%, 5/15/24 (b)		658	647,308
Sprint Capital Corp.
6.875%, 11/15/28		70	60,200
8.75%, 3/15/32		375	364,688
Sprint Communications, Inc.
6.00%, 11/15/22		700	639,625
Sprint Corp.
7.125%, 6/15/24		520	482,352
7.25%, 9/15/21		833	812,175
7.625%, 2/15/25		946	891,605
7.875%, 9/15/23		1,320	1,287,396
T-Mobile USA, Inc.
6.00%, 3/01/23		743	760,646
6.375%, 3/01/25		655	669,738
6.542%, 4/28/20		183	191,599
6.625%, 11/15/20		311	323,440
6.731%, 4/28/22		128	133,440
6.836%, 4/28/23		774	813,668
Telecom Italia Capital SA
7.721%, 6/04/38		1,700	1,912,500
Telecom Italia SpA
5.303%, 5/30/24 (b)		1,002	998,242
WaveDivision Escrow LLC/WaveDivision Escrow Corp.
8.125%, 9/01/20 (b)		1,084	1,127,360
Wind Acquisition Finance SA
4.75%, 7/15/20 (b)		1,029	1,013,565
7.375%, 4/23/21 (b)		1,812	1,832,385
Windstream Services LLC
6.375%, 8/01/23		840	683,550
7.75%, 10/01/21		1,715	1,569,225
Zayo Group LLC/Zayo Capital, Inc.
6.00%, 4/01/23 (b)		1,830	1,807,491

			36,745,156

Consumer Cyclical - Automotive - 1.9%
Affinia Group, Inc.
7.75%, 5/01/21		1,672	1,747,240
Commercial Vehicle Group, Inc.
7.875%, 4/15/19 (a)		1,084	1,111,100
Dana Holding Corp.
6.00%, 9/15/23		833	868,923
6.75%, 2/15/21		326	341,485
Exide Technologies
Zero Coupon, 2/01/18 (d)(k)		2,574	0	‡
Series AI
7.00%, 4/30/25 (d)(h)(i)(k)		3,688	3,153,591

	Principal Amount (000)		U.S. $ Value
11.00%, 4/30/20 (e)	U.S.$	4,432	$3,734,169
Gates Global LLC/Gates Global Co.
5.75%, 7/15/22 (b)	EUR	125	128,224
6.00%, 7/15/22 (b)	U.S.$	2,342	2,119,510
Goodyear Tire & Rubber Co. (The)
7.00%, 3/15/28		400	424,000
8.75%, 8/15/20		343	409,885
Meritor, Inc.
6.25%, 2/15/24		446	440,425
6.75%, 6/15/21		925	945,813
Navistar International Corp.
8.25%, 11/01/21		1,481	1,406,950
Rhino Bondco S.P.A
7.25%, 11/15/20 (b)	EUR	506	600,612
Schaeffler Holding Finance BV
6.75%, 11/15/22 (b)(h)	U.S.$	1,019	1,099,246
6.875%, 8/15/18 (b)(h)	EUR	711	821,273
Tenneco, Inc.	U.S.$	403	414,083
5.375%, 12/15/24
Titan International, Inc.
6.875%, 10/01/20		1,926	1,769,513
ZF North America Capital, Inc.
4.75%, 4/29/25 (b)		1,281	1,240,175

			22,776,217

Consumer Cyclical - Entertainment - 0.6%
AMC Entertainment, Inc.
5.75%, 6/15/25 (b)		1,115	1,092,700
Carlson Travel Holdings, Inc.
7.50% (7.50% Cash or 8.25% PIK), 8/15/19 (b)(h)		1,387	1,407,805
Carlson Wagonlit BV
6.875%, 6/15/19 (b)		1,026	1,081,404
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
5.375%, 6/01/24		582	588,518
Live Nation Entertainment, Inc.
7.00%, 9/01/20 (b)		740	786,250
Pinnacle Entertainment, Inc.
8.75%, 5/15/20		271	283,027
Regal Entertainment Group
5.75%, 6/15/23-2/01/25		1,624	1,616,020

			6,855,724

Consumer Cyclical - Other - 3.5%
Beazer Homes USA, Inc.
7.50%, 9/15/21		761	766,707
Boyd Gaming Corp.
9.00%, 7/01/20		1,970	2,137,450
Caesars Entertainment Operating Co., Inc.
10.00%, 12/15/18 (c)		700	190,750
11.25%, 6/01/17 (c)		435	341,475

	Principal Amount (000)		U.S. $ Value
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope
8.00%, 10/01/20	U.S.$	1,260	$1,186,769
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc.
9.375%, 5/01/22 (b)		2,035	1,526,250
Choice Hotels International, Inc.
5.75%, 7/01/22		154	166,897
International Game Technology PLC
6.25%, 2/15/22 (b)		2,050	1,957,750
6.50%, 2/15/25 (b)		350	323,750
Isle of Capri Casinos, Inc.
5.875%, 3/15/21		41	42,128
K. Hovnanian Enterprises, Inc.
7.25%, 10/15/20 (b)		1,200	1,224,000
KB Home
4.75%, 5/15/19		1,121	1,112,592
7.00%, 12/15/21		200	206,500
7.50%, 9/15/22		223	231,920
9.10%, 9/15/17		700	780,500
Lennar Corp.
Series B
6.50%, 4/15/16		2,600	2,684,500
M/I Homes, Inc.
8.625%, 11/15/18		2,360	2,442,600
Marina District Finance Co., Inc.
9.875%, 8/15/18 (a)		1,980	2,034,450
MCE Finance Ltd.
5.00%, 2/15/21 (a)(b)		2,440	2,324,100
MDC Holdings, Inc.
5.50%, 1/15/24		149	146,393
6.00%, 1/15/43		589	494,760
Meritage Homes Corp.
6.00%, 6/01/25 (b)		1,355	1,361,775
7.00%, 4/01/22		149	159,058
MGM Resorts International
6.625%, 7/15/15		1,480	1,479,778
New Cotai LLC/New Cotai Capital Corp.
10.625%, 5/01/19 (b)(h)		2,199	1,890,953
Penn National Gaming, Inc.
5.875%, 11/01/21 (a)		1,310	1,319,825
PulteGroup, Inc.
7.875%, 6/15/32		1,400	1,610,000
Ryland Group, Inc. (The)
6.625%, 5/01/20		1,800	1,998,000
Safari Holding Verwaltungs GmbH
8.25%, 2/15/21 (b)	EUR	368	434,183
Scientific Games International, Inc.
7.00%, 1/01/22 (b)	U.S.$	2,340	2,416,050
Shea Homes LP/Shea Homes Funding Corp.
5.875%, 4/01/23 (b)		420	425,250
6.125%, 4/01/25 (b)		830	836,225

	Principal Amount (000)		U.S. $ Value
Standard Pacific Corp.
8.375%, 5/15/18	U.S.$	500	$570,000
10.75%, 9/15/16		528	584,760
Studio City Finance Ltd.
8.50%, 12/01/20 (a)(b)		1,150	1,150,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc.
5.625%, 3/01/24 (b)		680	654,500
5.875%, 4/15/23 (b)		875	866,250
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.50%, 3/01/25 (b)		785	747,712
Wynn Macau Ltd.
5.25%, 10/15/21 (a)(b)		1,265	1,195,425

			42,021,985

Consumer Cyclical - Restaurants - 0.4%
1011778 B.C. ULC/New Red Finance, Inc.
4.625%, 1/15/22 (b)		1,110	1,093,350
6.00%, 4/01/22 (b)		1,991	2,045,753
Pizzaexpress Financing 1 PLC
8.625%, 8/01/22 (b)	GBP	198	327,423
Pizzaexpress Financing 2 PLC
6.625%, 8/01/21 (b)		692	1,122,314

			4,588,840

Consumer Cyclical - Retailers - 2.7%
American Tire Distributors, Inc.
10.25%, 3/01/22 (b)	U.S.$	2,435	2,599,362
Argos Merger Sub, Inc.
7.125%, 3/15/23 (b)		2,889	3,026,227
Brighthouse Group PLC
7.875%, 5/15/18 (a)(b)	GBP	1,703	2,622,322
Cash America International, Inc.
5.75%, 5/15/18	U.S.$	1,651	1,671,638
Chinos Intermediate Holdings A, Inc.
7.75% (7.75% Cash or 8.50% PIK), 5/01/19 (b)(h)		1,546	1,244,530
Family Tree Escrow LLC
5.75%, 3/01/23 (b)		1,886	1,970,870
Group 1 Automotive, Inc.
5.00%, 6/01/22		372	370,140
JC Penney Corp., Inc.
6.375%, 10/15/36		421	311,540
7.40%, 4/01/37		600	486,000
L Brands, Inc.
6.90%, 7/15/17		893	973,370
6.95%, 3/01/33		500	532,500
7.60%, 7/15/37		1,000	1,127,500
Levi Strauss & Co.
5.00%, 5/01/25 (b)		1,380	1,335,150
Men’s Wearhouse, Inc. (The)
7.00%, 7/01/22		1,175	1,257,250
Murphy Oil USA, Inc.
6.00%, 8/15/23		716	742,850

	Principal Amount (000)		U.S. $ Value
Neiman Marcus Group Ltd. LLC
8.75% (8.75% Cash or 9.50% PIK), 10/15/21 (b)(h)	U.S.$	1,866	$2,003,618
Rite Aid Corp.
6.125%, 4/01/23 (b)		2,785	2,868,550
Sally Holdings LLC/Sally Capital, Inc.
5.75%, 6/01/22		1,779	1,854,608
Serta Simmons Holdings LLC
8.125%, 10/01/20 (b)		1,999	2,113,942
Sonic Automotive, Inc.
5.00%, 5/15/23		2,015	1,969,663
Wolverine World Wide, Inc.
6.125%, 10/15/20		501	531,060

			31,612,690

Consumer Non-Cyclical - 7.9%
Acadia Healthcare Co., Inc.
5.625%, 2/15/23 (b)		401	406,013
Air Medical Merger Sub Corp.
6.375%, 5/15/23 (b)		1,617	1,519,980
Alere, Inc.
6.375%, 7/01/23 (b)		392	398,860
7.25%, 7/01/18		765	801,338
8.625%, 10/01/18		2,190	2,267,745
Amsurg Corp.
5.625%, 7/15/22		728	734,370
BI-LO LLC/BI-LO Finance Corp.
8.625% (8.625% Cash or 9.375% PIK), 9/15/18 (b)(h)		1,292	1,195,100
9.25%, 2/15/19 (b)		1,140	1,151,400
Boparan Finance PLC
5.25%, 7/15/19 (b)	GBP	588	868,461
5.50%, 7/15/21 (b)		775	1,105,384
Capsugel SA
7.00% (7.00% Cash or 7.75% PIK), 5/15/19 (b)(h)	U.S.$	3,018	3,071,162
Care UK Health & Social Care PLC
5.572%, 7/15/19 (b)(g)	GBP	395	602,024
8.072%, 1/15/20 (b)(g)		400	596,553
Cerba European Lab SAS
7.00%, 2/01/20 (b)	EUR	959	1,119,220
Cerberus Nightingale
8.25%, 2/01/20		200	226,315
CHS/Community Health Systems, Inc.
6.875%, 2/01/22	U.S.$	1,964	2,072,020
7.125%, 7/15/20		781	827,470
Concordia Healthcare Corp.
7.00%, 4/15/23 (b)		616	616,000
ConvaTec Finance International SA
8.25% (8.25% Cash or 9.00% PIK), 1/15/19 (b)(h)		590	579,675
Crimson Merger Sub, Inc.
6.625%, 5/15/22 (b)		910	798,525

	Principal Amount (000)		U.S. $ Value
DaVita HealthCare Partners, Inc.
5.00%, 5/01/25	U.S.$	1,835	$1,766,187
Elior Finance & Co. SCA
6.50%, 5/01/20 (b)	EUR	176	210,008
Endo Finance LLC
5.75%, 1/15/22 (b)	U.S.$	126	127,575
Endo Finance LLC/Endo Finco, Inc.
7.00%, 7/15/19 (b)		530	549,610
7.25%, 1/15/22 (b)		332	352,750
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.
6.00%, 7/15/23-2/01/25 (b)		2,018	2,054,287
Envision Healthcare Corp.
5.125%, 7/01/22 (b)		1,387	1,397,402
Ephios Bondco PLC
6.25%, 7/01/22 (b)	EUR	1,212	1,310,662
First Quality Finance Co., Inc.
4.625%, 5/15/21 (b)	U.S.$	3,247	3,035,945
Galaxy Bidco Ltd.
6.375%, 11/15/20 (b)	GBP	133	209,237
Grifols Worldwide Operations Ltd.
5.25%, 4/01/22	U.S.$	745	746,863
HCA, Inc.
4.25%, 10/15/19		1,475	1,510,031
5.375%, 2/01/25		209	212,407
6.50%, 2/15/16		290	298,880
Holding Medi-Partenaires SAS
7.00%, 5/15/20 (b)	EUR	1,401	1,655,038
Horizon Pharma Financing, Inc.
6.625%, 5/01/23 (b)	U.S.$	1,236	1,288,530
HRG Group, Inc.
7.875%, 7/15/19		1,155	1,218,525
7.875%, 7/15/19 (b)		929	984,740
IASIS Healthcare LLC/IASIS Capital Corp.
8.375%, 5/15/19		3,881	4,016,835
IDH Finance PLC
6.00%, 12/01/18 (b)	GBP	355	564,487
Jaguar Holding Co. I
9.375% (9.375% Cash or 10.125% PIK), 10/15/17 (b)(h)	U.S.$	2,268	2,316,082
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.
9.50%, 12/01/19 (b)		1,699	1,809,435
Kindred Healthcare, Inc.
8.00%, 1/15/20 (b)		1,280	1,369,600
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/01/18		1,500	1,601,280
Labco SA
8.50%, 1/15/18 (b)	EUR	900	1,040,991
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 4/15/25 (b)	U.S.$	323	313,310
5.75%, 8/01/22 (b)		1,181	1,207,572

	Principal Amount (000)		U.S. $ Value
MPH Acquisition Holdings LLC
6.625%, 4/01/22 (b)	U.S.$	653	$666,876
Par Pharmaceutical Cos., Inc.
7.375%, 10/15/20		2,307	2,462,722
Party City Holdings, Inc.
8.875%, 8/01/20 (a)		2,023	2,159,552
Post Holdings, Inc.
7.375%, 2/15/22		1,722	1,752,135
PRA Holdings, Inc.
9.50%, 10/01/23 (b)		1,545	1,726,537
Priory Group No. 3 PLC
7.00%, 2/15/18 (b)	GBP	612	991,647
Quintiles Transnational Corp.
4.875%, 5/15/23 (b)	U.S.$	1,158	1,163,790
R&R Ice Cream PLC
8.25%, 5/15/20 (b)	AUD	720	559,771
R&R PIK PLC
9.25%, 5/15/18 (b)(h)	EUR	1,668	1,875,897
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
9.50%, 6/15/19 (b)	U.S.$	507	532,984
RSI Home Products, Inc.
6.50%, 3/15/23 (b)		1,785	1,798,387
Smithfield Foods, Inc.
5.25%, 8/01/18 (b)		814	826,210
5.875%, 8/01/21 (b)		1,318	1,360,835
6.625%, 8/15/22		346	369,355
Spectrum Brands, Inc.
5.75%, 7/15/25 (b)		288	292,320
6.125%, 12/15/24 (b)		437	457,758
6.375%, 11/15/20		338	357,435
6.625%, 11/15/22		560	596,400
6.75%, 3/15/20		1,150	1,210,950
Sterigenics-Nordion Holdings LLC
6.50%, 5/15/23 (b)		255	258,825
Sun Products Corp. (The)
7.75%, 3/15/21 (b)		2,149	1,939,472
Surgical Care Affiliates, Inc.
6.00%, 4/01/23 (b)		480	481,200
TeamSystem Holding SpA
7.375%, 5/15/20 (b)	EUR	1,330	1,571,775
Tenet Healthcare Corp.
6.00%, 10/01/20	U.S.$	95	101,294
6.25%, 11/01/18		195	211,819
6.75%, 6/15/23 (b)		681	694,620
6.875%, 11/15/31		3,936	3,640,800
8.125%, 4/01/22		752	822,312
United Surgical Partners International, Inc.
9.00%, 4/01/20		1,119	1,194,533
Valeant Pharmaceuticals International, Inc.
5.50%, 3/01/23 (b)		230	232,300
5.875%, 5/15/23 (b)		396	405,900
6.125%, 4/15/25 (b)		2,521	2,596,630

	Principal Amount (000)		U.S. $ Value
7.25%, 7/15/22 (b)	U.S.$	635	$674,688
Visant Corp.
10.00%, 10/01/17		1,385	1,103,845
Voyage Care Bondco PLC
6.50%, 8/01/18 (b)	GBP	1,200	1,942,065

			93,159,523

Energy - 6.6%
Antero Resources Corp.
5.125%, 12/01/22	U.S.$	457	431,865
5.375%, 11/01/21		2,000	1,920,000
5.625%, 6/01/23 (b)		231	223,204
Basic Energy Services, Inc.
7.75%, 2/15/19 (a)		610	507,825
Bonanza Creek Energy, Inc.
5.75%, 2/01/23		1,408	1,263,680
6.75%, 4/15/21		545	516,388
BreitBurn Energy Partners LP/BreitBurn Finance Corp.
7.875%, 4/15/22		455	377,650
California Resources Corp.
6.00%, 11/15/24 (a)		2,064	1,775,040
Chaparral Energy, Inc.
7.625%, 11/15/22		2,278	1,640,160
CHC Helicopter SA
9.25%, 10/15/20		1,894	1,377,594
Cobalt International Energy, Inc.
2.625%, 12/01/19 (i)		796	587,548
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.25%, 4/01/23 (b)		1,008	1,048,320
DCP Midstream Operating LP
5.60%, 4/01/44		1,678	1,496,601
Denbury Resources, Inc.
4.625%, 7/15/23		3,423	2,875,320
5.50%, 5/01/22		434	387,345
Diamondback Energy, Inc.
7.625%, 10/01/21		609	651,630
Energy Transfer Equity LP
5.875%, 1/15/24		1,420	1,472,540
Energy XXI Gulf Coast, Inc.
7.75%, 6/15/19		1,100	401,500
11.00%, 3/15/20 (b)		840	735,000
Era Group, Inc.
7.75%, 12/15/22		950	933,375
EXCO Resources, Inc.
8.50%, 4/15/22		815	417,688
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22		2,976	2,856,960
Golden Energy Offshore Services AS
8.74%, 5/28/17 (g)(k)	NOK	4,394	305,459
Halcon Resources Corp.
8.875%, 5/15/21	U.S.$	872	573,340
9.75%, 7/15/20		1,319	887,028

	Principal Amount (000)		U.S. $ Value
Holly Energy Partners LP/Holly Energy Finance Corp.
6.50%, 3/01/20	U.S.$	1,317	$1,313,707
Hornbeck Offshore Services, Inc.
5.875%, 4/01/20		1,570	1,444,400
Jones Energy Holdings LLC/Jones Energy Finance Corp.
6.75%, 4/01/22		2,211	2,105,977
Jupiter Resources, Inc.
8.50%, 10/01/22 (b)		2,792	2,338,300
Laredo Petroleum, Inc.
7.375%, 5/01/22		1,099	1,156,697
Legacy Reserves LP/Legacy Reserves Finance Corp.
6.625%, 12/01/21		2,060	1,668,600
8.00%, 12/01/20		711	618,570
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19		766	599,395
8.625%, 4/15/20		802	657,808
Memorial Resource Development Corp.
5.875%, 7/01/22		2,634	2,543,654
Northern Blizzard Resources, Inc.
7.25%, 2/01/22 (b)		844	806,020
Northern Oil and Gas, Inc.
8.00%, 6/01/20		819	745,290
Oasis Petroleum, Inc.
6.875%, 3/15/22		1,169	1,186,535
Offshore Group Investment Ltd.
7.125%, 4/01/23		1,283	782,630
7.50%, 11/01/19		2,176	1,338,240
Pacific Drilling SA
5.375%, 6/01/20 (b)		3,612	2,736,090
Paragon Offshore PLC
6.75%, 7/15/22 (b)		933	307,890
7.25%, 8/15/24 (b)		3,719	1,208,675
PDC Energy, Inc.
7.75%, 10/15/22		1,032	1,078,440
Petroleum Geo-Services ASA
7.375%, 12/15/18 (b)		1,074	1,013,587
PHI, Inc.
5.25%, 3/15/19		1,567	1,449,475
Precision Drilling Corp.
6.50%, 12/15/21		738	715,860
QEP Resources, Inc.
5.25%, 5/01/23		909	870,368
Rosetta Resources, Inc.
5.875%, 6/01/24		2,489	2,681,897
Sabine Pass Liquefaction LLC
5.75%, 5/15/24		1,528	1,522,270
6.25%, 3/15/22		675	698,625
Sabine Pass LNG LP
6.50%, 11/01/20		757	783,495
Sanchez Energy Corp.
6.125%, 1/15/23		1,020	912,900
7.75%, 6/15/21 (a)		2,435	2,422,825
SandRidge Energy, Inc.
7.50%, 2/15/23		865	365,636

	Principal Amount (000)		U.S. $ Value
Seitel, Inc.
9.50%, 4/15/19 (a)	U.S.$	905	$825,813
Seven Generations Energy Ltd.
6.75%, 5/01/23 (b)		440	438,900
8.25%, 5/15/20 (b)		1,960	2,079,560
SM Energy Co.
5.625%, 6/01/25		638	631,492
Southern Star Central Corp.
5.125%, 7/15/22 (b)		1,200	1,218,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.875%, 2/01/21		960	996,000
Tervita Corp.
8.00%, 11/15/18 (b)		946	860,860
9.75%, 11/01/19 (b)		1,039	706,520
10.875%, 2/15/18 (b)		591	404,835
Transocean, Inc.
3.00%, 10/15/17		650	630,500
6.80%, 3/15/38		1,700	1,270,750
Triangle USA Petroleum Corp.
6.75%, 7/15/22 (b)		2,947	2,283,925
Whiting Petroleum Corp.
5.75%, 3/15/21		495	487,080
6.25%, 4/01/23 (a)(b)		1,450	1,453,625

			78,024,776

Other Industrial - 1.5%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (b)		315	303,975
9.00%, 10/15/18 (a)(b)	EUR	633	688,876
10.75%, 10/15/19 (a)(b)	U.S.$	2,172	1,667,010
B456 Systems, Inc.
3.75%, 4/15/16 (f)(i)(l)		955	40,588
Belden, Inc.
5.25%, 7/15/24 (b)		793	769,210
Briggs & Stratton Corp.
6.875%, 12/15/20		398	431,830
General Cable Corp.
4.50%, 11/15/29 (i)(m)		1,158	961,140
5.75%, 10/01/22		1,460	1,368,750
Interline Brands, Inc.
10.00%, 11/15/18 (h)		1,296	1,354,320
Laureate Education, Inc.
10.00%, 9/01/19 (b)		3,003	2,800,297
Liberty Tire Recycling LLC
11.00%, 3/31/21 (d)(h)(k)		1,594	1,457,235
Modular Space Corp.
10.25%, 1/31/19 (b)		1,451	1,255,115
NANA Development Corp.
9.50%, 3/15/19 (b)		520	496,600
New Enterprise Stone & Lime Co., Inc.
11.00%, 9/01/18		1,358	1,208,620

	Principal Amount (000)		U.S. $ Value
13.00% (6.00% Cash and 7.00% PIK), 3/15/18 (h)	U.S.$	1,325	$1,427,238
Safway Group Holding LLC/Safway Finance Corp.
7.00%, 5/15/18 (b)		2,063	2,108,984

			18,339,788

Services - 0.7%
ADT Corp. (The)
4.125%, 4/15/19 (a)		1,544	1,567,160
6.25%, 10/15/21 (a)		477	500,850
Cerved Group SpA
8.00%, 1/15/21 (b)	EUR	401	479,466
Geo Debt Finance SCA
7.50%, 8/01/18 (a)(b)		416	434,791
Mobile Mini, Inc.
7.875%, 12/01/20	U.S.$	1,175	1,230,813
Monitronics International, Inc.
9.125%, 4/01/20		850	820,250
Service Corp. International/US
6.75%, 4/01/16 (g)		1,485	1,529,550
7.50%, 4/01/27		1,500	1,725,000

			8,287,880

Technology - 3.7%
Alcatel-Lucent USA, Inc.
8.875%, 1/01/20 (b)		601	653,588
Amkor Technology, Inc.
6.375%, 10/01/22		2,681	2,714,512
Aspect Software, Inc.
10.625%, 5/15/17		2,126	2,035,645
Audatex North America, Inc.
6.00%, 6/15/21 (b)		689	707,948
6.125%, 11/01/23 (b)		1,172	1,204,230
Avaya, Inc.
7.00%, 4/01/19 (b)		904	883,660
10.50%, 3/01/21 (b)		1,976	1,630,200
Blackboard, Inc.
7.75%, 11/15/19 (b)		864	812,160
BMC Software Finance, Inc.
8.125%, 7/15/21 (b)		4,194	3,397,140
Brightstar Corp.
9.50%, 12/01/16 (b)		1,833	1,883,407
CDW LLC/CDW Finance Corp.
5.00%, 9/01/23		740	727,050
5.50%, 12/01/24		816	807,840
6.00%, 8/15/22		876	904,470
Ceridian HCM Holding, Inc.
11.00%, 3/15/21 (b)		1,165	1,231,987
Commscope Technologies Finance LLC
6.00%, 6/15/25 (b)		518	516,058
Compiler Finance Sub, Inc.
7.00%, 5/01/21 (b)		411	311,333

	Principal Amount (000)		U.S. $ Value
CPI International, Inc.
8.75%, 2/15/18	U.S.$	1,768	$1,814,410
Dell, Inc.
6.50%, 4/15/38		1,381	1,311,950
Energizer SpinCo., Inc.
5.50%, 6/15/25 (b)		773	763,337
First Data Corp.
6.75%, 11/01/20 (b)		273	288,356
11.75%, 8/15/21		1,601	1,801,125
12.625%, 1/15/21		985	1,137,675
Freescale Semiconductor, Inc.
5.00%, 5/15/21 (b)		747	765,675
6.00%, 1/15/22 (b)		776	822,560
Goodman Networks, Inc.
12.125%, 7/01/18		2,020	1,676,600
Infor Software Parent LLC/Infor Software Parent, Inc.
7.125% (7.125% Cash or 7.875% PIK), 5/01/21 (a)(b)(h)		1,126	1,128,815
Infor US, Inc.
6.50%, 5/15/22 (b)		2,178	2,217,422
Micron Technology, Inc.
5.25%, 8/01/23 (b)		487	466,911
5.50%, 2/01/25 (b)		2,446	2,291,902
MSCI, Inc.
5.25%, 11/15/24 (b)		554	560,925
NXP BV/NXP Funding LLC
5.75%, 3/15/23 (b)		924	960,960
Open Text Corp.
5.625%, 1/15/23 (b)		957	947,430
Sabre GLBL, Inc.
5.375%, 4/15/23 (b)		720	709,200
SITEL LLC/Sitel Finance Corp.
11.00%, 8/01/17 (b)		1,000	1,015,000
SunGard Data Systems, Inc.
7.625%, 11/15/20		1,600	1,672,000
Syniverse Holdings, Inc.
9.125%, 1/15/19		813	715,440

			43,488,921

Transportation - Airlines - 0.4%
Air Canada
6.75%, 10/01/19 (b)		1,300	1,378,000
8.75%, 4/01/20 (b)		1,654	1,823,535
Northwest Airlines Pass-Through Trust
Series 2000-1, Class G 7.15%, 10/01/19		532	557,499
UAL Pass-Through Trust
Series 2007-1A 6.636%, 7/02/22		1,332	1,428,442

			5,187,476

	Principal Amount (000)		U.S. $ Value
Transportation - Services - 0.9%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.50%, 4/01/23	U.S.$	297	$295,515
Avis Budget Finance PLC
6.00%, 3/01/21 (b)	EUR	530	618,937
CEVA Group PLC
9.00%, 9/01/21 (b)	U.S.$	883	852,095
EC Finance PLC
5.125%, 7/15/21 (b)	EUR	836	969,053
Europcar Groupe SA
11.50%, 5/15/17 (b)		775	960,778
Hapag-Lloyd AG
9.75%, 10/15/17 (b)	U.S.$	1,005	1,020,075
Hertz Corp. (The)
5.875%, 10/15/20		2,890	2,926,125
LBC Tank Terminals Holding Netherlands BV
6.875%, 5/15/23 (a)(b)		1,147	1,184,277
Overseas Shipholding Group, Inc.
8.125%, 3/30/18		1,200	1,239,000
XPO Logistics, Inc.
6.50%, 6/15/22 (b)		1,200	1,174,500

			11,240,355

			565,448,775

Financial Institutions - 7.5%
Banking - 3.9%
ABN AMRO Bank NV
4.31%, 3/10/16 (n)	EUR	2,295	2,577,770
Ally Financial, Inc.
8.00%, 11/01/31 (a)	U.S.$	1,151	1,467,525
Baggot Securities Ltd.
10.24%, 7/30/15 (b)(n)	EUR	495	569,179
Bank of America Corp.
Series AA
6.10%, 3/17/25 (n)	U.S.$	3,319	3,269,215
Series X
6.25%, 9/05/24 (n)		98	97,572
Series Z
6.50%, 10/23/24 (n)		1,402	1,451,070
Bank of Ireland
1.787%, 9/22/15 (g)(l)	CAD	1,645	1,277,542
10.00%, 7/30/16 (b)	EUR	349	413,401
10.00%, 2/12/20		1,130	1,552,508
Barclays Bank PLC
6.86%, 6/15/32 (b)(n)	U.S.$	166	186,335
7.625%, 11/21/22		1,479	1,684,285
7.70%, 4/25/18 (b)(n)		974	1,074,326
7.75%, 4/10/23		1,437	1,557,349
Barclays PLC
8.00%, 12/15/20 (n)	EUR	263	310,408
BBVA International Preferred SAU
3.798%, 9/22/15 (n)		609	672,046

	Principal Amount (000)		U.S. $ Value
4.952%, 9/20/16 (b)(n)	EUR	1,650	$1,848,700
Citigroup, Inc.
5.95%, 1/30/23 (n)	U.S.$	588	579,180
Commerzbank AG
8.125%, 9/19/23 (b)		1,052	1,226,990
Credit Agricole SA
6.625%, 9/23/19 (b)(n)		843	822,768
7.589%, 1/30/20 (n)	GBP	1,000	1,732,303
7.875%, 1/23/24 (b)(n)	U.S.$	549	562,039
Credit Suisse Group AG
7.50%, 12/11/23 (b)(n)		3,647	3,811,115
Danske Bank A/S
5.684%, 2/15/17 (n)	GBP	720	1,155,679
HBOS Capital Funding LP
4.939%, 5/23/16 (n)	EUR	418	463,677
HT1 Funding GmbH
6.352%, 6/30/17 (n)		1,550	1,745,298
ING Groep NV
6.00%, 4/16/20 (n)	U.S.$	688	681,120
6.50%, 4/16/25 (n)		1,143	1,097,280
LBG Capital No.1 PLC
8.00%, 6/15/20 (b)(n)		1,860	2,129,700
Lloyds Banking Group PLC
6.413%, 10/01/35 (b)(n)		235	260,850
6.657%, 5/21/37 (b)(n)		98	109,882
7.50%, 6/27/24 (n)		2,950	3,038,500
Novo Banco SA
2.625%, 5/08/17 (b)	EUR	500	542,096
RBS Capital Trust C
4.243%, 1/12/16 (n)		1,250	1,387,709
SNS Bank NV
11.25%, 12/31/99 (d)(f)(l)		620	0	‡
Societe Generale SA
7.875%, 12/18/23 (b)(n)	U.S.$	1,308	1,321,080
UT2 Funding PLC
5.321%, 6/30/16	EUR	1,293	1,459,520
Zions Bancorporation
5.65%, 11/15/23	U.S.$	508	524,827
5.80%, 6/15/23 (n)		1,800	1,712,250

			46,373,094

Brokerage - 0.4%
E*TRADE Financial Corp.
4.625%, 9/15/23		1,835	1,802,887
5.375%, 11/15/22		810	830,250
GFI Group, Inc.
10.375%, 7/19/18 (m)		1,271	1,433,053
Lehman Brothers Holdings, Inc.
6.875%, 5/02/18 (f)		1,690	194,350

			4,260,540

	Principal Amount (000)		U.S. $ Value
Finance - 1.4%
Artsonig Pty Ltd.
11.50% (11.50% Cash or 12.00% PIK), 4/01/19 (b)(h)	U.S.$	1,469	$558,246
Creditcorp
12.00%, 7/15/18 (b)		1,300	1,088,750
Enova International, Inc.
9.75%, 6/01/21		2,216	2,094,120
ILFC E-Capital Trust II
6.25%, 12/21/65 (b)		2,000	1,960,000
International Lease Finance Corp.
8.25%, 12/15/20		2,170	2,576,875
8.75%, 3/15/17		282	308,539
8.875%, 9/01/17		280	312,900
Molycorp, Inc.
3.25%, 6/15/16 (c)(i)		525	11,812
Navient Corp.
5.50%, 1/15/19		2,496	2,544,972
5.625%, 8/01/33		455	368,550
5.875%, 10/25/24		230	216,200
6.125%, 3/25/24		250	239,375
7.25%, 1/25/22		377	397,735
8.00%, 3/25/20		233	259,795
Peninsula Gaming LLC/Peninsula Gaming Corp.
8.375%, 2/15/18 (b)		996	1,037,085
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 9/15/18 (b)		3,646	2,989,720

			16,964,674

Insurance - 0.8%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC
7.875%, 12/15/20 (b)		1,819	1,919,045
CNO Financial Group, Inc.
5.25%, 5/30/25		750	762,150
Genworth Holdings, Inc.
6.15%, 11/15/66		750	457,500
7.625%, 9/24/21		1,216	1,279,840
HUB International Ltd.
7.875%, 10/01/21 (b)		1,300	1,326,000
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (b)		1,250	1,481,250
USI, Inc./NY
7.75%, 1/15/21 (b)		2,421	2,457,315

			9,683,100

Other Finance - 0.7%
ACE Cash Express, Inc.
11.00%, 2/01/19 (b)		850	471,750
CNG Holdings, Inc.
9.375%, 5/15/20 (b)		2,615	1,895,875
iPayment, Inc.
9.50%, 12/15/19 (b)		56	52,954
Series AI

	Principal Amount (000)		U.S. $ Value
9.50%, 12/15/19	U.S.$	2,259	$2,145,973
Lock AS
7.00%, 8/15/21 (b)	EUR	823	967,985
Lock Lower Holding AS
9.50%, 8/15/22 (b)		500	599,299
Speedy Cash Intermediate Holdings Corp.
10.75%, 5/15/18 (a)(b)	U.S.$	1,166	1,101,870
Speedy Group Holdings Corp.
12.00%, 11/15/17 (b)		1,711	1,531,345

			8,767,051

REITS - 0.3%
Communications Sales & Leasing, Inc.
6.00%, 4/15/23 (b)		1,345	1,318,100
8.25%, 10/15/23 (b)		1,691	1,661,407

			2,979,507

			89,027,966

Utility - 1.8%
Electric - 1.8%
AES Corp./VA
4.875%, 5/15/23		1,840	1,729,600
7.375%, 7/01/21		1,280	1,404,800
Calpine Corp.
5.75%, 1/15/25		2,000	1,945,000
7.875%, 1/15/23 (b)		460	496,800
DPL, Inc.
6.75%, 10/01/19 (b)		465	494,063
Dynegy, Inc.
7.375%, 11/01/22 (b)		1,355	1,419,362
7.625%, 11/01/24 (b)		1,350	1,427,625
FirstEnergy Corp. Series C
7.375%, 11/15/31		857	1,044,171
GenOn Energy, Inc.
9.50%, 10/15/18		1,450	1,479,000
9.875%, 10/15/20		1,200	1,221,000
NRG Energy, Inc.
6.25%, 7/15/22		319	323,785
6.625%, 3/15/23		2,133	2,196,990
Series WI
6.25%, 5/01/24 (a)		2,193	2,176,552
NRG Yield Operating LLC
5.375%, 8/15/24 (b)		843	849,323
Talen Energy Supply LLC
4.60%, 12/15/21		1,475	1,353,313
Texas Competitive/TCEH
11.50%, 10/01/20 (j)		626	381,860
Viridian Group FundCo II Ltd.
7.50%, 3/01/20 (b)	EUR	1,311	1,461,203

	Principal Amount (000)		U.S. $ Value

			$21,404,447

Total Corporates - Non-Investment Grade (cost $698,976,172)			675,881,188

GOVERNMENTS - TREASURIES - 16.8%
Brazil - 1.9%
Brazil Notas do Tesouro Nacional
Series B
6.00%, 8/15/50	BRL	1,400	1,191,112
Series F
10.00%, 1/01/17-1/01/25		65,620	19,425,195
Series NTNB
6.00%, 5/15/45		2,100	1,774,546

			22,390,853

Colombia - 0.3%
Colombia Government International Bond
12.00%, 10/22/15	COP	1,015,000	397,118
Colombian TES Series B
10.00%, 7/24/24		8,000,000	3,623,913

			4,021,031

Indonesia - 0.3%
Indonesia - Recap Linked Note (JPMC)
10.00%, 7/18/17	IDR	47,971,000	3,726,950

Philippines - 0.3%
Philippine Government International Bond
6.25%, 1/14/36 (l)	PHP	143,000	3,599,579

South Africa - 0.5%
South Africa Government Bond
Series R204
8.00%, 12/21/18	ZAR	10,750	896,113
Series R207
7.25%, 1/15/20		60,872	4,902,883
Series R208
6.75%, 3/31/21		490	38,109

			5,837,105

United States - 13.5%
U.S. Treasury Bonds
2.75%, 11/15/42 (a)	U.S.$	3,000	2,790,936
3.125%, 2/15/42		4,000	4,021,248
4.50%, 2/15/36 (o)(p)		2,400	3,017,626
5.00%, 5/15/37		3,500	4,690,273
5.25%, 2/15/29 (o)		5,750	7,503,301
6.125%, 11/15/27 (a)(o)		2,200	3,051,297

	Principal Amount (000)		U.S. $ Value
U.S. Treasury Notes
1.25%, 1/31/20 (a)	U.S.$	137,000	$135,158,994

			160,233,675

Total Governments - Treasuries (cost $209,016,049)			199,809,193

COLLATERALIZED MORTGAGE OBLIGATIONS - 7.9%
Non-Agency Fixed Rate - 3.4%
BCAP LLC Trust
Series 2009-RR13, Class 17A3
6.082%, 4/26/37 (b)		530	433,624
Bear Stearns ARM Trust
Series 2007-3, Class 1A1
2.774%, 5/25/47		464	405,080
Series 2007-4, Class 22A1
4.827%, 6/25/47		1,673	1,494,168
BNPP Mortgage Securities LLC Trust Series 2009-1, Class B1
6.00%, 8/27/37 (b)		809	669,362
ChaseFlex Trust Series 2007-1, Class 1A3
6.50%, 2/25/37		852	645,261
CHL Mortgage Pass-Through Trust Series 2007-HY4, Class 1A1
2.554%, 9/25/47		525	467,583
Citigroup Mortgage Loan Trust
Series 2006-4, Class 2A1A
6.00%, 12/25/35		2,606	2,410,030
Series 2006-AR3, Class 1A2A
5.26%, 6/25/36		1,644	1,568,645
Series 2007-AR4, Class 1A1A
5.387%, 3/25/37		388	369,125
Series 2010-3, Class 2A2
7.063%, 8/25/37 (b)		491	424,048
CitiMortgage Alternative Loan Trust Series 2007-A3, Class 1A4
5.75%, 3/25/37		1,816	1,587,275
Countrywide Alternative Loan Trust
Series 2006-24CB, Class A15
5.75%, 6/25/36		1,414	1,265,744
Series 2006-41CB, Class 2A13
5.75%, 1/25/37		1,184	1,069,114
Series 2006-42, Class 1A6
6.00%, 1/25/47		1,042	944,382
Series 2006-HY12, Class A5
3.574%, 8/25/36		2,610	2,443,011
Series 2006-J1, Class 1A10
5.50%, 2/25/36		2,296	2,067,782
Series 2006-J5, Class 1A1
6.50%, 9/25/36		1,383	1,245,530
Series 2007-13, Class A2
6.00%, 6/25/47		1,730	1,464,731
Credit Suisse Mortgage Trust
Series 2009-8R, Class 6A2
6.00%, 1/26/38 (b)		117	87,646
Series 2010-13R, Class 1A2

	Principal Amount (000)		U.S. $ Value
5.50%, 12/26/35 (b)	U.S.$	45	$42,084
Series 2010-9R, Class 1A5
4.00%, 8/27/37 (b)		623	610,579
CSMC Mortgage-Backed Trust
Series 2006-7, Class 3A12
6.25%, 8/25/36		1,000	873,779
First Horizon Alternative Mortgage Securities Trust
Series 2006-AA5, Class A1
2.236%, 9/25/36		1,043	819,228
Series 2006-FA1, Class 1A3
5.75%, 4/25/36		979	803,187
IndyMac Index Mortgage Loan Trust
Series 2005-AR15, Class A1
4.534%, 9/25/35		1,166	978,159
Series 2006-AR37, Class 2A1
4.441%, 2/25/37		778	631,488
Morgan Stanley Mortgage Loan Trust
Series 2005-10, Class 4A1
5.50%, 12/25/35		631	581,155
Series 2007-12, Class 3A22
6.00%, 8/25/37		178	162,688
Residential Accredit Loans, Inc.
Series 2005-QS14, Class 3A1
6.00%, 9/25/35		918	841,169
Residential Asset Securitization Trust
Series 2006-A8, Class 3A4
6.00%, 8/25/36		314	260,225
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-18, Class 8A1
5.132%, 9/25/35		1,274	1,187,502
Series 2006-9, Class 4A1
5.231%, 10/25/36		936	820,277
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2006-7, Class A3
4.644%, 9/25/36		1,975	1,126,963
Series 2006-7, Class A4
4.644%, 9/25/36		2,078	1,185,735
Series 2006-9, Class A4
5.08%, 10/25/36		2,070	1,179,871
Washington Mutual Mortgage Pass-Through Certificates
Series 2007-HY3, Class 4A1
2.411%, 3/25/37		2,133	2,009,712
Wells Fargo Alternative Loan Trust
Series 2007-PA3, Class 3A1
6.25%, 7/25/37		1,959	1,775,381
Wells Fargo Mortgage Backed Securities Trust
Series 2007-AR7, Class A1
2.58%, 12/28/37		2,583	2,383,582
Series 2007-AR8, Class A1
2.614%, 11/25/37		1,008	882,802

			40,217,707

	Principal Amount (000)		U.S. $ Value
GSE Risk Share Floating Rate - 2.5%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M2
7.337%, 7/25/23 (g)	U.S.$	2,350	$2,784,973
Series 2013-DN2, Class M2
4.437%, 11/25/23 (g)		1,925	1,963,063
Series 2014-DN1, Class M3
4.687%, 2/25/24 (g)		2,034	2,086,084
Series 2014-DN2, Class M3
3.787%, 4/25/24 (g)		774	744,874
Series 2014-DN4, Class M3
4.737%, 10/25/24 (g)		500	511,532
Series 2014-HQ2, Class M3
3.937%, 9/25/24 (g)		710	683,491
Series 2014-HQ3, Class M3
4.937%, 10/25/24 (g)		1,655	1,694,082
Series 2015-DNA1, Class M3
3.487%, 10/25/27 (g)		480	468,205
Series 2015-HQ1, Class M3
Series 2015-DNA2, Class B
7.737%, 12/25/27 (g)		715	729,439
3.987%, 3/25/25(g)		530	518,764
Federal National Mortgage Association Connecticut Avenue Securities
Series 2013-C01, Class M2
5.437%, 10/25/23 (g)		1,451	1,575,422
Series 2014-C01, Class M2
4.587%, 1/25/24 (g)		1,991	2,040,128
Series 2014-C02, Class 1M2
2.787%, 5/25/24 (g)		490	436,890
Series 2014-C03, Class 1M2
3.187%, 7/25/24 (g)		1,147	1,064,528
Series 2014-C04, Class 1M2
5.087%, 11/25/24 (g)		3,900	4,011,847
Series 2014-C04, Class 2M2
5.187%, 11/25/24 (g)		672	694,204
Series 2015-C01, Class 1M2
4.487%, 2/25/25 (g)		2,785	2,760,496
Series 2015-C01, Class 2M2
4.737%, 2/25/25 (g)		3,000	3,030,495
Series 2015-C02, Class 2M2
4.185%, 5/25/25 (g)		2,095	2,035,488

			29,834,005

Non-Agency Floating Rate - 2.0%
CHL Mortgage Pass-Through Trust
Series 2007-13, Class A7
0.787%, 8/25/37 (g)		1,199	925,887
Citigroup Mortgage Loan Trust, Inc.
Series 2005-8, Class 2A2
4.613%, 9/25/35 (g)(q)		1,061	91,336

	Principal Amount (000)		U.S. $ Value
Countrywide Alternative Loan Trust
Series 2007-7T2, Class A3
0.787%, 4/25/37 (g)	U.S.$	3,916	$2,070,362
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-OA3, Class A1
0.327%, 7/25/47 (g)		800	646,248
First Horizon Alternative Mortgage Securities Trust
Series 2007-FA2, Class 1A10
0.437%, 4/25/37 (g)		616	332,339
Series 2007-FA2, Class 1A5
0.487%, 4/25/37 (g)		698	378,925
Series 2007-FA2, Class 1A6
5.363%, 4/25/37 (g)(q)		208	42,885
HarborView Mortgage Loan Trust
Series 2007-4, Class 2A1
0.408%, 7/19/47 (g)		3,307	2,812,388
Series 2007-7, Class 2A1A
1.187%, 10/25/37 (g)		691	607,469
Lehman XS Trust
Series 2007-10H, Class 2AIO
6.82%, 7/25/37 (g)(q)		741	192,800
Series 2007-15N, Class 4A1
1.087%, 8/25/47 (g)		796	546,932
Series 2007-4N, Class 3A2A
0.897%, 3/25/47 (g)		2,241	1,891,452
Residential Accredit Loans, Inc.
Series 2006-QS18, Class 2A2
6.363%, 12/25/36 (g)(q)		6,954	1,570,158
Structured Asset Mortgage Investments II Trust
Series 2007-AR6, Class A1
1.658%, 8/25/47 (g)		2,235	1,867,753
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2007-OA4, Class A1A
0.918%, 4/25/47 (g)		3,279	2,400,730
Washington Mutual Mortgage Pass-Through Certificates
Series 2006-AR5, Class A1A
1.148%, 6/25/46 (g)		782	679,604
Series 2007-OA3, Class 2A1A
0.918%, 4/25/47 (g)		861	752,511
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2007-OA1, Class A1A
0.858%, 2/25/47 (g)		2,652	2,121,448
Series 2007-OA5, Class 1A
0.908%, 6/25/47 (g)		4,599	3,899,938

			23,831,165

Total Collateralized Mortgage Obligations (cost $90,685,540)			93,882,877

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADE - 7.6%
Financial Institutions - 3.8%
Banking - 1.1%
BPCE SA
5.70%, 10/22/23 (b)	U.S.$	208	$219,256
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
8.375%, 7/26/16 (b)(n)		2,750	2,873,403
HSBC Holdings PLC
6.375%, 3/30/25 (n)		1,617	1,612,957
ICICI Bank Ltd./Dubai
4.80%, 5/22/19 (b)		1,337	1,422,508
JPMorgan Chase & Co.
Series Q
5.15%, 5/01/23 (n)		1,357	1,291,321
Series R
6.00%, 8/01/23 (n)		865	858,513
Series S
6.75%, 2/01/24 (n)		460	488,750
Nordea Bank AB
6.125%, 9/23/24 (b)(n)		1,226	1,208,759
Regions Bank/Birmingham AL
6.45%, 6/26/37		1,500	1,778,278
Standard Chartered PLC
5.20%, 1/26/24 (a)(b)		1,301	1,362,250
Wells Fargo & Co.
Series S 5.90%, 6/15/24 (n)		435	433,913

			13,549,908

Finance - 0.7%
Aviation Capital Group Corp.
6.75%, 4/06/21 (b)		650	742,407
7.125%, 10/15/20 (b)		2,489	2,897,900
GE Capital Trust III
6.50%, 9/15/67 (b)	GBP	700	1,170,022
General Electric Capital Corp.
Series A
7.125%, 6/15/22 (n)	U.S.$	600	692,250
Series B
6.25%, 12/15/22 (n)		600	656,250
HSBC Finance Capital Trust IX
5.911%, 11/30/35		1,905	1,915,573

			8,074,402

Insurance - 1.5%
AAI Ltd.
6.15%, 9/07/25	AUD	990	766,455
American International Group, Inc.
6.82%, 11/15/37	U.S.$	1,425	1,766,443
Aon Corp.
8.205%, 1/01/27		690	881,475

	Principal Amount (000)		U.S. $ Value
Assured Guaranty Municipal Holdings, Inc.
6.40%, 12/15/66 (b)	U.S.$	656	$534,640
Hartford Financial Services Group, Inc. (The)
8.125%, 6/15/38		631	709,086
Lincoln National Corp.
8.75%, 7/01/19		604	740,532
MetLife, Inc.
10.75%, 8/01/39		2,350	3,807,000
Series C
5.25%, 6/15/20 (n)		182	180,407
Pacific Life Insurance Co.
9.25%, 6/15/39 (b)		475	709,344
Swiss Re Capital I LP
6.854%, 5/25/16 (b)(n)		2,809	2,887,652
Transatlantic Holdings, Inc.
8.00%, 11/30/39		1,261	1,631,897
XLIT Ltd.
5.50%, 3/31/45		630	592,426
Series E
6.50%, 4/15/17 (n)		2,065	1,766,876
ZFS Finance USA Trust V
6.50%, 5/09/37 (b)		1,240	1,289,600

			18,263,833

REITS - 0.5%
DDR Corp.
7.875%, 9/01/20		746	913,212
EPR Properties
5.75%, 8/15/22		915	981,218
7.75%, 7/15/20		1,722	2,045,395
Senior Housing Properties Trust
6.75%, 12/15/21		1,350	1,536,710

			5,476,535

			45,364,678

Industrial - 3.3%
Basic - 1.6%
Braskem Finance Ltd.
6.45%, 2/03/24		2,254	2,130,030
7.00%, 5/07/20 (b)		191	196,730
CF Industries, Inc.
7.125%, 5/01/20		900	1,069,105
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.
6.50%, 11/15/20		867	916,852
6.75%, 2/01/22		1,197	1,268,820
Georgia-Pacific LLC
8.875%, 5/15/31		1	1,443
GTL Trade Finance, Inc.
5.893%, 4/29/24 (b)		1,363	1,329,606
7.25%, 4/16/44 (b)		234	217,327
Minsur SA
6.25%, 2/07/24 (b)		891	976,334

	Principal Amount (000)		U.S. $ Value
Samarco Mineracao SA
4.125%, 11/01/22 (b)	U.S.$	651	$598,920
5.75%, 10/24/23 (a)(b)		810	803,925
Southern Copper Corp.
7.50%, 7/27/35		3,300	3,695,802
Vale Overseas Ltd.
6.875%, 11/21/36		2,806	2,712,869
Westvaco Corp.
7.95%, 2/15/31		1,000	1,285,981
Weyerhaeuser Co.
7.375%, 3/15/32		1,790	2,238,345

			19,442,089

Capital Goods - 0.2%
Odebrecht Finance Ltd.
8.25%, 4/25/18 (b)	BRL	1,332	306,320
Owens Corning
7.00%, 12/01/36 (g)	U.S.$	1,340	1,530,934

			1,837,254

Communications - Media - 0.2%
NBCUniversal Enterprise, Inc.
5.25%, 3/19/21 (b)(n)		1,401	1,490,314
Sirius XM Radio, Inc.
5.25%, 8/15/22 (b)		286	298,870
Time Warner Cable, Inc.
6.75%, 6/15/39		330	352,324

			2,141,508

Communications - Telecommunications - 0.3%
Embarq Corp.
7.995%, 6/01/36		932	1,033,309
Qwest Corp.
6.50%, 6/01/17		610	659,508
6.875%, 9/15/33		1,570	1,552,400

			3,245,217

Consumer Cyclical - Other - 0.0%
Seminole Tribe of Florida, Inc.
6.535%, 10/01/20 (b)		215	228,975
Consumer Non-Cyclical - 0.1%
BRF SA
4.75%, 5/22/24 (b)		428	419,975
Forest Laboratories LLC
5.00%, 12/15/21 (b)		803	871,361
Reynolds American, Inc.
5.70%, 8/15/35		433	448,964

			1,740,300

Energy - 0.5%
Enterprise Products Operating LLC
Series A
8.375%, 8/01/66		1,760	1,843,600

	Principal Amount (000)		U.S. $ Value
Kinder Morgan, Inc./DE
Series G
7.80%, 8/01/31	U.S.$	1,066	$1,217,467
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		1,186	1,144,490
5.00%, 10/01/22		557	565,799
5.50%, 4/15/23		1,193	1,214,235

			5,985,591

Other Industrial - 0.2%
Fresnillo PLC
5.50%, 11/13/23 (b)		2,181	2,300,955

Transportation - Airlines - 0.2%
America West Airlines Pass-Through Trust
Series 1999-1, Class G
7.93%, 1/02/19		1,006	1,091,207
Delta Air Lines Pass-Through Trust
Series 2007-1A
6.821%, 8/10/22		779	894,361

			1,985,568

			38,907,457

Utility - 0.5%
Electric - 0.4%
EDP Finance BV
4.90%, 10/01/19 (b)		148	154,110
6.00%, 2/02/18 (b)		2,055	2,200,909
PPL Capital Funding, Inc.
Series A
6.70%, 3/30/67		2,405	2,123,904

			4,478,923

Natural Gas - 0.1%
Empresa de Energia de Bogota SA ESP
6.125%, 11/10/21 (b)		1,235	1,315,923

			5,794,846

Total Corporates - Investment Grade (cost $80,022,967)			90,066,981

EMERGING MARKETS - SOVEREIGNS - 4.0%
Argentina - 0.5%
Argentina Boden Bonds
7.00%, 10/03/15		5,866	5,837,674

Dominican Republic - 1.0%
Dominican Republic International Bond
7.45%, 4/30/44 (b)		1,283	1,398,470
8.625%, 4/20/27 (b)		8,385	10,020,075

			11,418,545

	Principal Amount (000)		U.S. $ Value
El Salvador - 0.7%
El Salvador Government International Bond
7.625%, 9/21/34 (b)	U.S.$	762	$762,000
7.65%, 6/15/35 (b)		6,996	7,030,980

			7,792,980

Ghana - 0.1%
Republic of Ghana
7.875%, 8/07/23 (b)		1,198	1,081,648
8.50%, 10/04/17 (b)		606	624,483

			1,706,131

Ivory Coast - 0.7%
Ivory Coast Government International Bond
5.75%, 12/31/32 (b)		7,583	7,110,579
6.375%, 3/03/28 (b)		1,269	1,240,447

			8,351,026

Jamaica - 0.0%
Jamaica Government International Bond
7.625%, 7/09/25		506	566,720

Kenya - 0.1%
Kenya Government International Bond
5.875%, 6/24/19 (b)		702	716,742

Lebanon - 0.1%
Lebanon Government International Bond
6.00%, 1/27/23 (b)		796	801,970
Series E
6.10%, 10/04/22 (b)		665	674,829

			1,476,799

Pakistan - 0.1%
Pakistan Government International Bond
7.25%, 4/15/19 (b)		1,498	1,570,570

Serbia - 0.0%
Republic of Serbia
6.75%, 11/01/24 (b)		364	369,965

Sri Lanka - 0.1%
Sri Lanka Government International Bond
6.00%, 1/14/19 (b)		799	815,979
6.125%, 6/03/25 (b)		350	343,875

			1,159,854

Venezuela - 0.4%
Venezuela Government International Bond
9.00%, 5/07/23 (b)		824	319,106
9.25%, 9/15/27		8,383	3,541,818
9.25%, 5/07/28 (b)		300	114,750
11.75%, 10/21/26 (b)		486	208,980

	Principal Amount (000)		U.S. $ Value
11.95%, 8/05/31 (b)	U.S.$	355	$151,805

			4,336,459

Zambia - 0.2%
Zambia Government International Bond
8.50%, 4/14/24 (b)		1,846	1,855,230

Total Emerging Markets - Sovereigns (cost $45,221,232)			47,158,695

BANK LOANS - 3.2%
Industrial - 2.8%
Basic - 0.3%
FMG Resources (August 2006) Pty Ltd. (FMG America Finance, Inc.)
3.75%, 6/30/19 (g)		1,872	1,658,777
Magnetation LLC
12.00%, 11/11/15 (h)		1,571	1,515,092

			3,173,869

Capital Goods - 0.1%
Serta Simmons Holdings, LLC
4.25%, 10/01/19 (g)		1,240	1,239,212

Communications - Media - 0.2%
Advantage Sales & Marketing Inc.
7.50%, 7/25/22 (g)		1,167	1,170,552
TWCC Holding Corp.
7.00%, 6/26/20 (g)		1,050	976,500

			2,147,052

Consumer Cyclical - Automotive - 0.1%
Navistar, Inc.
5.75%, 8/17/17 (g)		875	875,551

Consumer Cyclical - Entertainment - 0.2%
Kasima, LLC (Digital Cinema Implementation Partners, LLC)
3.25%, 5/17/21 (g)		607	604,343
NCL Corp., Ltd. (aka Norwegian Cruise Lines)
4.00%, 11/19/21 (g)		252	252,143
Station Casinos LLC
4.25%, 3/02/20 (g)		1,818	1,815,252

			2,671,738

Consumer Cyclical - Other - 0.5%
CityCenter Holdings, LLC
4.25%, 10/16/20 (g)		2,273	2,275,048
ClubCorp Club Operations, Inc.
4.25%, 7/24/20 (g)		1,291	1,292,810
La Quinta Intermediate Holdings LLC
4.00%, 4/14/21 (g)		617	616,014

	Principal Amount (000)		U.S. $ Value
New HB Acquisition, LLC
6.75%, 4/09/20 (g)	U.S.$	1,375	$1,392,187

			5,576,059

Consumer Cyclical - Retailers - 0.3%
Dollar Tree, Inc.
3.50%, 3/09/22 (g)		31	31,426
Harbor Freight Tools USA, Inc.
4.75%, 7/26/19 (g)		1,219	1,222,627
J.C. Penney Corporation, Inc.
6.00%, 5/22/18 (g)		1,421	1,416,936
Men’s Wearhouse, Inc. (The)
5.00%, 6/18/21		488	491,154
Michaels Stores, Inc.
4.00%, 1/28/20 (g)		630	630,370
Rite Aid Corp.
5.75%, 8/21/20 (g)		500	504,690

			4,297,203

Consumer Non-Cyclical - 0.3%
Acadia Healthcare Company, Inc.
4.25%, 2/11/22 (g)		93	93,864
Grifols Worldwide Operations Ltd.
3.19%, 2/27/21 (g)		701	700,326
H. J. Heinz Co.
3.25%, 6/05/20 (g)		459	458,359
Ortho-Clinical Diagnostics Holdings Luxembourg S.Ã r.l.
4.75%, 6/30/21 (g)		627	613,852
Par Pharmaceutical Companies, Inc. (Par Pharmaceuticals, Inc.)
4.00%, 9/30/19 (g)		584	583,082
Pharmedium Healthcare Corp.
7.75%, 1/28/22 (g)		1,173	1,172,656

			3,622,139

Energy - 0.2%
Atlas Ltd.
1/15/21		1,437	1,441,043
Seadrill Operating LP (Seadrill Partners Finco LLC)
4.00%, 2/21/21 (g)		1,123	845,690

			2,286,733

Other Industrial - 0.5%
Accudyne Industries Borrower
S.C.A./Accudyne Industries LLC (aka Hamilton Sundstrand)
4.00%, 12/13/19 (g)		1,030	992,207
Atkore International, Inc.
7.75%, 10/09/21 (g)		1,690	1,580,150
Education Management II LLC
5.50%, 7/02/20 (g)		242	176,139

	Principal Amount (000)		U.S. $ Value
8.50%, 7/02/20 (g)	U.S.$	410	$256,218
Gardner Denver, Inc.
4.25%, 7/30/20 (g)		1,179	1,148,381
Laureate Education, Inc.
5.00%, 6/15/18 (g)		735	684,265
Liberty Tire Recycling Group
4/01/16 (d)(l)		210	208,261
Unifrax Holding Co.
4.50%, 11/28/18 (g)	EUR	727	811,187

			5,856,808

Technology - 0.1%
Avaya Inc.
4.69%, 10/26/17 (g)	U.S.$	564	558,614
6.50%, 3/31/18 (g)		105	104,456
Smart Modular Technologies (Global), Inc.
8.25%, 8/26/17 (g)		1,001	978,868

			1,641,938

			33,388,302

Financial Institutions - 0.2%
Insurance - 0.1%
Hub International Ltd.
4.00%, 10/02/20 (g)		491	487,292

Other Finance - 0.1%
Travelport Finance (Luxembourg) S.Ã r.l.
5.75%, 9/02/21 (g)		1,524	1,525,224

			2,012,516

Utility - 0.2%
Electric - 0.2%
Energy Future Intermediate Holding Company LLC (EFIH Finance, Inc.)
4.25%, 6/19/16 (g)		2,010	2,009,046

Total Bank Loans (cost $38,419,240)			37,409,864

EMERGING MARKETS - CORPORATE BONDS - 3.1%
Industrial - 2.8%
Basic - 0.6%
Elementia SAB de CV
5.50%, 1/15/25 (b)		469	474,863
Gold Fields Orogen Holdings BVI Ltd.
4.875%, 10/07/20 (b)		1,650	1,509,750
Sappi Papier Holding GmbH
7.75%, 7/15/17 (b)		1,278	1,367,460
Tupy Overseas SA
6.625%, 7/17/24 (b)		601	588,229
Vedanta Resources PLC
6.00%, 1/31/19 (b)		600	582,000
8.25%, 6/07/21 (a)(b)		1,812	1,844,969

	Principal Amount (000)		U.S. $ Value
9.50%, 7/18/18 (b)	U.S.$	469	$448,350

			6,815,621

Capital Goods - 0.5%
CEMEX Espana SA/Luxembourg
9.875%, 4/30/19 (b)		3,299	3,609,766
Cemex Finance LLC
9.375%, 10/12/22 (b)		587	653,038
Grupo KUO SAB De CV
6.25%, 12/04/22 (b)		200	206,424
Servicios Corporativos Javer SAPI de CV
9.875%, 4/06/21 (b)		1,211	1,292,742

			5,761,970

Communications - Media - 0.1%
Myriad International Holdings BV
6.00%, 7/18/20 (b)		1,519	1,652,036

Communications - Telecommunications - 0.2%
Comcel Trust via Comunicaciones Celulares SA
6.875%, 2/06/24 (b)		986	1,037,765
Digicel Ltd.
6.00%, 4/15/21 (b)		750	723,090
6.75%, 3/01/23 (b)		485	475,445

			2,236,300

Consumer Cyclical - Other - 0.0%
Theta Capital Pte Ltd.
7.00%, 4/11/22 (b)		329	333,350

Consumer Cyclical - Retailers - 0.3%
Edcon Ltd.
9.50%, 3/01/18 (a)(b)	EUR	625	557,425
9.50%, 3/01/18 (b)	U.S.$	420	331,800
9.50%, 3/01/18 (b)	EUR	526	466,371
Office Depot de Mexico SA de CV
6.875%, 9/20/20 (b)	U.S.$	2,500	2,684,375

			4,039,971

Consumer Non-Cyclical - 0.8%
Cosan Luxembourg SA
9.50%, 3/14/18 (b)	BRL	2,042	574,021
Marfrig Holding Europe BV
8.375%, 5/09/18 (b)	U.S.$	3,116	3,138,435
Marfrig Overseas Ltd.
9.50%, 5/04/20 (a)(b)		2,187	2,234,458
Minerva Luxembourg SA
7.75%, 1/31/23 (b)		2,198	2,214,485
Tonon Bioenergia SA
9.25%, 1/24/20 (b)		1,620	542,230

	Principal Amount (000)		U.S. $ Value
USJ Acucar e Alcool SA
9.875%, 11/09/19 (b)	U.S.$	600	$324,000
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (c)(k)		4,090	40,900
10.875%, 1/13/20 (c)(k)		480	81,600
11.75%, 2/09/22 (c)(k)		1,620	16,200

			9,166,329

Transportation - Airlines - 0.3%
Guanay Finance Ltd.
6.00%, 12/15/20 (b)		675	696,735
TAM Capital 3, Inc.
8.375%, 6/03/21 (b)		2,505	2,605,200

			3,301,935

			33,307,512

Utility - 0.2%
Electric - 0.2%
ContourGlobal Power Holdings SA
7.125%, 6/01/19 (a)(b)		1,703	1,783,893

Financial Institutions - 0.1%
Finance - 0.1%
CIMPOR Financial Operations BV
5.75%, 7/17/24 (b)		1,491	1,207,710

Total Emerging Markets - Corporate Bonds (cost $40,391,160)			36,299,115

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.4%
Non-Agency Fixed Rate CMBS - 2.4%
Banc of America Commercial Mortgage Trust
Series 2007-3, Class AJ
5.749%, 6/10/49		1,973	2,045,056
Series 2007-5, Class AM
5.772%, 2/10/51		2,877	3,025,942
Banc of America Re-REMIC Trust
Series 2009-UB1, Class A4B
5.67%, 6/24/50 (d)(k)		3,500	3,714,900
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class XA
2.025%, 4/10/46 (q)		2,309	183,425
Series 2014-GC23, Class D
4.658%, 7/10/47 (b)		856	775,157
Commercial Mortgage Pass Through Certificates
Series 2012-CR3, Class XA
2.155%, 10/15/45 (q)		9,654	994,954
Commercial Mortgage Trust
Series 2012-CR1, Class XA
2.282%, 5/15/45 (q)		2,312	221,890
Series 2012-CR5, Class XA
2.024%, 12/10/45 (q)		2,467	214,539

	Principal Amount (000)		U.S. $ Value
Series 2012-LC4, Class XA
2.576%, 12/10/44 (b)(q)	U.S.$	6,527	$695,486
Series 2014-CR15, Class XA
1.49%, 2/10/47 (q)		2,579	166,340
Series 2014-LC15, Class D
5.109%, 4/10/47 (b)		1,500	1,388,732
Series 2014-UBS5, Class D
3.495%, 9/10/47 (b)		669	536,581
CSAIL 2015-C1 Commercial Mortgage Trust
Series 2015-C2, Class D
4.354%, 6/15/57		2,721	2,435,214
GS Mortgage Securities Corp. II
Series 2012-GCJ9, Class XA
2.507%, 11/10/45 (q)		1,930	210,802
Series 2013-GC10, Class XA
1.861%, 2/10/46 (q)		1,017	92,401
GS Mortgage Securities Trust
Series 2006-GG6, Class AJ
5.708%, 4/10/38		1,484	1,507,198
Series 2011-GC5, Class C
5.475%, 8/10/44 (b)		3,152	3,452,975
Series 2012-GCJ7, Class XA
2.724%, 5/10/45 (q)		6,983	713,714
LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class AM
5.493%, 2/15/40		1,254	1,314,868
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class AJ
5.137%, 7/12/38		2,000	2,000,092
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class XA
2.277%, 11/15/45 (b)(q)		11,534	989,490
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class XA
1.984%, 12/10/45 (b)(q)		967	92,224
Wachovia Bank Commercial Mortgage Trust
Series 2007-C34, Class AM
5.818%, 5/15/46		400	429,571
Wells Fargo Commercial Mortgage Trust
Series 2010-C1, Class XA
1.575%, 11/15/43 (b)(q)		2,116	114,634
WF-RBS Commercial Mortgage Trust
Series 2011-C4, Class D
5.435%, 6/15/44 (b)(r)		1,022	1,082,077
Series 2012-C7, Class XA
1.717%, 6/15/45 (b)(q)		1,536	121,337

Total Commercial Mortgage-Backed Securities (cost $25,136,671)			28,519,599

Company	Shares	U.S. $ Value
PREFERRED STOCKS - 1.8%
Financial Institutions - 1.8%
REITS - 0.4%
Brandywine Realty Trust
Series E
6.90%	9,875	$254,775
Health Care REIT, Inc.
Series J
6.50%	15,850	404,650
Hersha Hospitality Trust
Series C
6.875%	22,725	589,714
National Retail Properties, Inc.
Series E
5.70%	17,450	422,639
Public Storage
Series W
5.20%	18,400	428,536
Public Storage
Series X
5.20%	1,000	23,420
Sabra Health Care REIT, Inc.
Series A
7.125%	60,025	1,540,842
Sovereign Real Estate Investment Trust
12.00% (b)	185	241,887

		3,906,463

Insurance - 0.3%
Hartford Financial Services Group, Inc. (The)
7.875%	75,000	2,230,500
XLIT Ltd.
Series D
3.395% (g)	1,600	1,352,000

		3,582,500

Banking - 0.9%
GMAC Capital Trust I
8.125%	98,050	2,547,339
Goldman Sachs Group, Inc. (The)
Series J
5.50%	65,775	1,612,803
Morgan Stanley
6.875%	38,650	1,031,182
State Street Corp.
Series D
5.90%	25,800	662,286
US Bancorp/MN
Series F
6.50%	100,000	2,822,000
Wells Fargo & Co.
5.85%	6,050	154,275
Wells Fargo & Co.
6.625%	65,275	1,801,590

		10,631,475

Company	Shares		U.S. $ Value
Finance - 0.2%
RBS Capital Funding Trust V
Series E
5.90%		111,000	$2,689,530

			20,809,968

Utility - 0.0%
Electric - 0.0%
SCE Trust III
5.75%		12,025	320,106

Industrial - 0.0%
Services - 0.0%
Education Management LLC (f)
0.00%		3,225	96,750

Total Preferred Stocks (cost $19,459,505)			21,226,824

	Principal Amount (000)
GOVERNMENTS - SOVEREIGN BONDS - 1.1%
Bahrain - 0.2%
Bahrain Government International Bond
6.00%, 9/19/44 (b)	U.S.$	2,100	1,960,875

Brazil - 0.0%
Brazilian Government International Bond
4.25%, 1/07/25 (a)		276	265,582

Croatia - 0.4%
Croatia Government International Bond
6.625%, 7/14/20 (b)		4,000	4,374,360

Turkey - 0.2%
Turkey Government International Bond
5.625%, 3/30/21		2,600	2,802,540

United Arab Emirates - 0.3%
Emirate of Dubai Government International Bonds
7.75%, 10/05/20 (b)		3,310	4,043,993

Total Governments - Sovereign Bonds (cost $12,402,887)			13,447,350

GOVERNMENTS - SOVEREIGN AGENCIES - 1.1%
Brazil - 0.4%
Banco do Brasil SA/Cayman
9.00%, 6/18/24 (b)(n)		2,000	1,804,400
Petrobras Global Finance BV
4.875%, 3/17/20		1,395	1,326,422
5.375%, 1/27/21		1,655	1,591,779
5.75%, 1/20/20		190	188,260
6.85%, 6/05/15		307	251,850

			5,162,711

	Principal Amount (000)		U.S. $ Value
United Arab Emirates - 0.3%
Dubai Holding Commercial Operations MTN Ltd.
6.00%, 2/01/17	GBP	2,300	$3,705,306

Dominican Republic - 0.1%
Banco de Reservas de la Republica Dominicana
7.00%, 2/01/23 (b)	U.S.$	1,280	1,276,282

Colombia - 0.1%
Ecopetrol SA
5.875%, 5/28/45		1,271	1,123,246

Spain - 0.1%
Instituto de Credito Oficial
4.53%, 3/17/16	CAD	1,300	1,058,433

Morocco - 0.1%
OCP SA
5.625%, 4/25/24 (b)	U.S.$	650	677,703

Norway - 0.0%
Eksportfinans ASA
2.00%, 9/15/15		133	133,066

Total Governments - Sovereign Agencies (cost $13,490,882)			13,136,747

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.9%
United States - 0.9%
Buckeye Tobacco Settlement Financing Authority
Series 2007A-2
5.875%, 6/01/47		1,700	1,313,607
Golden State Tobacco Securitization Corp.
Series 2007A-1
5.125%, 6/01/47		1,400	1,059,548
Iowa Tobacco Settlement Authority
Series 2005C
5.625%, 6/01/46		1,020	876,445
Michigan Tobacco Settlement Finance Authority
Series 2007A
6.00%, 6/01/48		1,630	1,299,941
State of California
Series 2010
7.60%, 11/01/40		750	1,095,885
7.95%, 3/01/36		1,915	2,317,648
State of Illinois
Series 2010
7.35%, 7/01/35		1,915	2,119,771
Tobacco Settlement Financing Corp./NJ
Series 20071A
5.00%, 6/01/41		475	349,543
Tobacco Settlement Financing Corp./VA
Series 2007B1
5.00%, 6/01/47		1,095	761,814

Total Local Governments - Municipal Bonds (cost $10,851,245)			11,194,202

	Principal Amount (000)		U.S. $ Value
WHOLE LOAN TRUSTS - 0.8%
Performing Asset - 0.8%
Alpha Credit Debt Fund LLC
15.00%, 12/31/17 (d)(l)	U.S.$	1,740	$1,739,772
Cara Aircraft Leasing 28548, Inc.
8.00%, 12/02/19 (d)(l)		233	233,241
Cara Aircraft Leasing 28563, Inc.
8.00%, 6/11/19 (d)(l)		168	167,825
Cara Aircraft Leasing 28868, Inc.
8.00%, 12/02/19 (d)(l)		271	270,582
Deutsche Bank Mexico SA
8.00%, 10/31/34 (d)(l)	MXN	19,434	919,175
8.00%, 10/31/34 (d)(l)(r)		48,053	2,272,815
Ede Del Este SA (DPP)
12.00%, 3/31/16 (d)(l)	U.S.$	518	526,609
Ede Del Este SA (ITABO)
12.00%, 3/31/16 (d)(l)		240	244,222
Finalam, S.A. de C.V.
17.25%, 8/06/19 (d)(l)	MXN	9,897	629,687
Recife Funding
Zero Coupon, 11/05/29 (d)(l)	U.S.$	1,811	1,796,466
Sheridan Auto Loan Holdings I LLC
10.00%, 9/01/20 (d)(l)		851	850,533

Total Whole Loan Trusts (cost $10,215,639)			9,650,927

ASSET-BACKED SECURITIES - 0.8%
Home Equity Loans - Fixed Rate - 0.6%
Countrywide Asset-Backed Certificates Trust
Series 2005-7, Class AF5W
5.054%, 10/25/35		895	890,442
CSAB Mortgage-Backed Trust
Series 2006-2, Class A6A
5.72%, 9/25/36		1,078	813,445
GSAA Home Equity Trust
Series 2005-12, Class AF5
5.659%, 9/25/35		1,800	1,627,137
Series 2006-10, Class AF3
5.985%, 6/25/36		1,442	830,662
Lehman XS Trust
Series 2006-17, Class WF32
5.55%, 11/25/36		1,361	1,239,001
Morgan Stanley Mortgage Loan Trust
Series 2006-15XS, Class A3
5.988%, 11/25/36		1,436	827,092
Series 2007-8XS, Class A2
6.00%, 4/25/37		1,390	885,890

			7,113,669

Home Equity Loans - Floating Rate - 0.2%
GSAA Home Equity Trust
Series 2006-6, Class AF4
6.121%, 3/25/36 (g)		2,027	1,169,047

	Principal Amount (000)		U.S. $ Value
Series 2006-6, Class AF5
6.241%, 3/25/36 (g)	U.S.$	751	$433,077
Lehman XS Trust
Series 2007-6, Class 3A5
5.152%, 5/25/37 (r)		481	541,038

			2,143,162

Total Asset-Backed Securities (cost $9,069,313)			9,256,831

EMERGING MARKETS - TREASURIES - 0.7%
Dominican Republic - 0.5%
Dominican Republic International Bond
16.00%, 7/10/20 (k)	DOP	229,800	6,405,145

Indonesia - 0.2%
Indonesia - Recap Linked Note (JPMC)
9.50%, 5/17/41	IDR	27,844,000	2,265,947

Total Emerging Markets - Treasuries (cost $9,815,681)			8,671,092

	Shares
COMMON STOCKS - 0.7%
Education Management Corp. (f)(l)		2,899,282	30,442
Exide Corp. (d)(e)(f)		74,438	300,730
iPayment, Inc. (f)		181,272	643,515
Keystone Automotive Operations (d)(l)(f)		106,736	266,841
Liberty Tire Recycling LLC (d)(l)(f)		81,827	0	‡
Mt. Logan Re Ltd. (Preference Shares) (e)(f)(s)		5,669	5,770,481
Neenah Enterprises, Inc. (d)(f)(l)		58,200	465,600
New Cotai LLC/New Cotai Capital Corp. (d)(l)(f)		3	15,429
Travelport LLC (f)		80,347	1,107,182

Total Common Stocks (cost $8,900,203)			8,600,220

	Principal Amount (000)
QUASI-SOVEREIGNS - 0.5%
Quasi-Sovereign Bonds - 0.5%
Indonesia - 0.1%
Majapahit Holding BV
7.875%, 6/29/37 (b)	U.S.$	699	805,597
8.00%, 8/07/19 (b)		330	380,325

			1,185,922

Kazakhstan - 0.2%
KazMunayGas National Co. JSC
6.00%, 11/07/44 (b)		3,000	2,572,500

	Principal Amount (000)		U.S. $ Value
South Africa - 0.1%
Eskom Holdings SOC Ltd.
7.125%, 2/11/25 (b)	U.S.$	670	$677,893

Venezuela - 0.1%
Petroleos de Venezuela SA
6.00%, 11/15/26 (b)		2,700	951,750

Total Quasi-Sovereigns (cost $6,026,190)			5,388,065

	Shares
INVESTMENT COMPANIES - 0.2%
Funds and Investment Trusts - 0.2%
OCL Opportunities Fund I (d)(f)(l)		10,445	1,157,373
OCL Opportunities Fund II (d)(f)(l)		11,474	1,498,411

Total Investment Companies (cost $2,825,901)			2,655,784

	Principal Amount (000)
AGENCIES - 0.1%
United States - 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22 (b) (cost $1,680,074)	U.S.$	1,678	1,648,635

INFLATION-LINKED SECURITIES - 0.1%
Uruguay - 0.1%
Uruguay Government International Bond
5.00%, 9/14/18 (cost $1,001,821)	UYU	23,938	899,772

	Notional Amount (000)
OPTIONS PURCHASED - PUTS - 0.0%
Swaptions - 0.0%
CDX-NAHY.24 RTP Barclays Bank PLC (Buy Protection)
Expiration: Jul 2015, Exercise Rate: 1.04% (f) (premiums paid $167,328)		39,840	170,407

	Shares
WARRANTS - 0.0%
Alion Science and Technology Corp., expiring 3/15/17 (d)(f)(k)		900	0
FairPoint Communications, Inc., expiring 1/24/18 (f)(l)		9,725	486
iPayment Holdings, Inc., expiring 12/29/22 (d)(f)(l)		586,389	87,959

Company	Shares			U.S. $ Value
Talon Equity Co. NV, expiring 11/24/15 (d)(f)(l)		1,059		$0

Total Warrants (cost $0)				88,445

SHORT-TERM INVESTMENTS - 3.2%
Investment Companies - 2.5%
AB Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.10% (t)(u) (cost $29,178,090)		29,178,090		29,178,090

	Principal Amount (000)
Time Deposits - 0.7%
ANZ, London
0.08%, 7/01/15	GBP	1,338		2,102,457
0.997%, 7/01/15	AUD	30		22,926
Bank of Montreal, London
(0.245)%, 7/01/15	EUR	1,706		1,902,158
BBH, Grand Cayman
(1.00)%, 7/01/15	CHF	12		12,798
0.005%, 7/01/15	JPY	0	**	0	‡
0.05%, 7/02/15	CAD	0	**	3
0.10%, 7/01/15	NOK	151		19,298
HSBC Bank PLC, London
5.367%, 7/01/15	ZAR	430		35,348
JPMorgan Chase, New York
0.03%, 7/01/15	U.S.$	4,292		4,292,342

Total Time Deposits (cost $8,375,844)				8,387,330

Total Short-Term Investments (cost $37,553,934)				37,565,420

Total Investments - 114.0% (cost $1,371,329,634) (v)				1,352,628,233
Other assets less liabilities - (14.0)%				(166,207,797)

Net Assets - 100.0%				$1,186,420,436

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	5,757	IDR	76,885,281	7/10/15	$(4,981)
Barclays Bank PLC	TWD	186,753	USD	6,021	8/14/15	(28,350)
BNP Paribas SA	GBP	25,937	USD	39,761	7/10/15	(989,976)
BNP Paribas SA	USD	9,144	GBP	5,866	7/10/15	72,622
BNP Paribas SA	USD	6,089	SGD	8,269	7/24/15	48,968
BNP Paribas SA	USD	9,000	TRY	25,235	7/27/15	341,678
Brown Brothers Harriman & Co.	USD	111	MXN	1,726	7/16/15	(1,614)
Brown Brothers Harriman & Co.	USD	44	CAD	54	7/23/15	(525)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	SGD	8,280	USD	6,164	7/24/15	$17,828
Brown Brothers Harriman & Co.	USD	6	JPY	683	7/24/15	65
Brown Brothers Harriman & Co.	NOK	4,145	USD	525	7/29/15	(3,729)
Brown Brothers Harriman & Co.	EUR	1,212	USD	1,367	7/30/15	14,821
Brown Brothers Harriman & Co.	USD	73	EUR	65	7/30/15	(177)
Citibank, NA	USD	1,885	HUF	531,235	7/23/15	(8,324)
Credit Suisse International	BRL	381	USD	123	7/02/15	257
Credit Suisse International	TRY	38,938	USD	14,021	7/02/15	(507,100)
Credit Suisse International	USD	123	BRL	381	7/02/15	(360)
Credit Suisse International	USD	9,165	GBP	5,866	7/10/15	51,538
Credit Suisse International	ZAR	114,196	USD	9,338	7/15/15	(27,237)
Credit Suisse International	MXN	186,183	USD	12,103	7/16/15	269,315
Credit Suisse International	BRL	381	USD	122	8/04/15	490
Deutsche Bank AG	TRY	25,235	USD	9,000	7/27/15	(341,661)
Deutsche Bank AG	USD	11,147	TRY	29,546	7/27/15	(209,682)
Goldman Sachs Bank USA	BRL	8,761	USD	2,797	7/02/15	(20,683)
Goldman Sachs Bank USA	BRL	37,452	USD	12,107	7/02/15	61,631
Goldman Sachs Bank USA	USD	9,020	BRL	28,740	7/02/15	224,221
Goldman Sachs Bank USA	USD	5,632	BRL	17,473	7/02/15	(11,774)
Goldman Sachs Bank USA	TRY	28,754	USD	10,638	8/06/15	24,999
HSBC Bank USA	BRL	758	USD	242	7/02/15	(2,385)
HSBC Bank USA	BRL	10,890	USD	3,519	7/02/15	16,358
HSBC Bank USA	USD	3,754	BRL	11,648	7/02/15	(7,849)
HSBC Bank USA	USD	3,406	ZAR	41,324	7/15/15	(16,858)
HSBC Bank USA	USD	8,277	MXN	127,100	7/16/15	(199,225)
HSBC Bank USA	NZD	16,193	USD	11,069	8/14/15	138,608
Northern Trust Co.	EUR	43,138	USD	48,503	7/30/15	392,703
Royal Bank of Scotland PLC	TRY	23,150	USD	8,396	7/02/15	(241,671)
Royal Bank of Scotland PLC	USD	12,726	TRY	33,333	7/02/15	(288,455)
Royal Bank of Scotland PLC	USD	3,081	INR	198,564	7/10/15	39,256
Royal Bank of Scotland PLC	COP	11,356,104	USD	4,450	7/15/15	97,531
Royal Bank of Scotland PLC	USD	11,589	PEN	36,686	7/15/15	(72,426)
Royal Bank of Scotland PLC	USD	38	TWD	1,179	8/14/15	181
Standard Chartered Bank	CAD	26,586	USD	21,557	7/23/15	277,535
Standard Chartered Bank	AUD	48,816	USD	37,305	8/07/15	(279,218)
UBS AG	USD	349	GBP	222	7/10/15	(334)

						$(1,173,989)

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counter- party	Buy/Sell Protection	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
Put - CDX-NAHY-Series 24, 5 Year Index	Barclays Bank PLC	Buy	101.00%	7/15/15	$39,840	$39,840	$(40,213)

CURRENCY OPTIONS WRITTEN

Description	Exercise Price		Expiration Date	Contracts (000)		Premiums Received	U.S. $ Value
Put - USD vs. TRY	TRY	3.01	7/24/15	TRY	54,180	$290,340	$(6,752)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2015	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co., LLC/(INTRCONX):
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	(5.00)%	3.53%		$3,362	$(213,252)	$(7,509)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	(5.00)	3.53		3,261	(206,847)	297
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	(5.00)	3.53		3,478	(220,599)	4,818
iTraxx Europe Crossover 21, 5 Year Index, 6/20/19*	(5.00)	2.12	EUR	15,133	(1,836,765)	4,620
iTraxx Europe Crossover 23, 5 Year Index, 6/20/20*	(5.00)	3.28		5,242	(447,694)	94,728
Sale Contracts
Citigroup Global Markets, Inc./(INTRCONX):
CDX-NAIG Series 20, 5 Year Index, 6/20/18*	1.00	0.43		$10,730	183,291	90,670
Morgan Stanley & Co., LLC/(INTRCONX):
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53		229	14,506	(2,098)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53		229	14,505	(1,475)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53		369	23,422	(440)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53		337	21,351	(241)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53		229	14,506	(164)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53		229	14,505	(318)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53		229	14,506	(818)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53		2,493	158,118	(9,332)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53		229	14,506	(1,030)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53		883	56,013	(4,568)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53		326	20,660	(2,256)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53		229	14,505	(1,443)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53		229	14,506	(2,625)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53		229	14,506	(2,378)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53		160	10,173	(1,514)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53		230	14,568	(2,235)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53		228	14,443	(2,625)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53		230	14,569	(1,842)

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2015	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00%	3.53%		$147	$9,294	$(1,358)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53		230	14,569	(1,974)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53		881	55,887	(843)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53		4,787	303,614	33,009
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53		11,965	758,941	82,512
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53		242	15,322	(2,180)
iTraxx Europe Crossover 21, 5 Year Index, 6/20/19*	5.00	2.12	EUR	6,022	730,923	(78,651)
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	5.00	2.53		$6,951	560,818	198,986

					$171,370	$379,723

*	Termination Date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME)	$126,120	2/27/20	1.630%	3 Month LIBOR	$(306,364)
Morgan Stanley & Co., LLC/(CME)	9,930	6/18/20	1.838%	3 Month LIBOR	(42,004)

					$(348,368)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2015	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC:
Beazer Homes USA, Inc.,
9.125%, 6/15/18, 3/20/17*	(5.00)%	1.25%	$3,739	$(237,141)	$(186,516)	$(50,625)
K. Hovnanian Enterprises, Inc.,
8.625%, 1/15/17, 3/20/17*	(5.00)	4.20	3,505	(34,280)	(124,966)	90,686
Tenet Healthcare Corporation,
6.875%, 11/15/31, 6/20/17*	(5.00)	0.73	3,870	(328,526)	(255,560)	(72,966)
Citibank, NA.:

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2015	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Bombardier Inc., 7.450%, 5/1/34, 3/20/17*	(5.00)%	1.51%	$1,971	$(107,146)	$(117,768)	$10,622
Bombardier Inc., 7.450%, 5/1/34, 3/20/17*	(5.00)	1.51	1,959	(106,493)	(120,861)	14,368
United States Steel Corp., 6.650%, 6/1/37, 3/20/17*	(5.00)	1.22	3,643	(226,610)	(169,211)	(57,399)
Credit Suisse International:
Western Union Co., 3.650%, 8/22/18, 3/20/17*	(1.00)	0.26	1,965	(24,371)	(4,323)	(20,048)
Western Union Co., 3.650%, 8/22/18, 9/20/17*	(1.00)	0.36	1,970	(28,422)	(19,461)	(8,961)
Deutsche Bank AG:
iHeart Communications, Inc., 6.875%, 6/15/18, 6/20/18*	(5.00)	17.02	420	126,428	34,669	91,759
Goldman Sachs Bank USA:
Community Health Systems, Inc., 8.000%, 11/15/19, 3/20/17*	(5.00)	0.55	3,895	(302,521)	(216,532)	(85,989)
Dell, Inc., 7.100%, 4/15/28, 3/20/17*	(1.00)	0.68	3,540	(17,863)	48,541	(66,404)
First Data Corp., 12.625%, 1/15/21, 3/20/17*	(5.00)	0.80	3,664	(265,372)	(158,354)	(107,018)
Newmont Mining Corp., 5.875%, 4/1/35, 3/20/17*	(1.00)	0.25	3,930	(49,827)	(12,654)	(37,173)
Nine West Holdings, Inc., 6.875%, 3/15/19, 3/20/17*	(5.00)	12.29	3,634	466,769	(181,921)	648,690
Morgan Stanley Capital Services LLC:
Fiat Finance North America, Inc., 5.625%, 6/12/17, 3/20/19*	(5.00)	2.08	EUR1,498	(175,024)	(102,677)	(72,347)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2015	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Fiat Finance North America, Inc.,
5.625%, 6/12/17, 3/20/19*	(5.00)%	2.08%	EUR	1,412	$(164,976)	$(108,768)	$(56,208)
UBS AG:
J.C. Penney Company, Inc.,
6.375%, 10/15/36, 6/20/16*	(5.00)	1.45		$670	(23,334)	14,868	(38,202)
Sale Contracts
Barclays Bank PLC:
AK Steel Corp.,
7.625%, 5/15/20, 6/20/17*	5.00	5.14		1,270	(9,593)	(63,016)	53,423
Beazer Homes USA, Inc.,
9.125%, 6/15/18, 3/20/19*	5.00	2.84		2,546	184,809	100,339	84,470
CCO Holdings, LLC,
7.250%, 10/30/17, 6/20/19*	5.00	2.24		828	84,949	73,892	11,057
K. Hovnanian Enterprises, Inc.,
8.625%, 1/15/17, 12/20/18*	5.00	6.26		2,547	(100,546)	44,342	(144,888)
MGM Resorts International,
7.625%, 1/15/17, 6/20/18*	5.00	2.05		246	20,679	9,446	11,233
Tenet Healthcare Corporation,
6.875%, 11/15/31, 6/20/19*	5.00	2.24		2,620	267,299	177,790	89,509
Citibank, NA.:
Bombardier Inc.,
7.450%, 5/01/34, 3/20/19*	5.00	4.46		1,309	21,941	101,052	(79,111)
Bombardier Inc.,
7.450%, 5/01/34, 3/20/19*	5.00	4.46		1,311	21,974	99,114	(77,140)
MGM Resorts International,
7.625%, 1/15/17, 6/20/18*	5.00	2.05		325	27,319	12,834	14,485
United States Steel Corp.,
6.650%, 6/01/37, 3/20/19*	5.00	3.63		2,620	114,809	64,926	49,883
Credit Suisse International:

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2015	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
MGM Resorts International,
7.625%, 1/15/17, 6/20/18*	5.00%	2.05%		$119	$10,003	$4,893	$5,110
Western Union Co.,
3.650%, 8/22/18, 3/2019*	1.00	0.78		1,309	9,016	(33,530)	42,546
Western Union Co.,
3.650%, 8/22/18, 9/20/19*	1.00	0.95		1,320	2,766	(15,529)	18,295
Goldman Sachs Bank USA:
CDX-NAIG Series 9, 10 Year Index,
12/20/17*	5.00	2.17		300	21,114	(22,600)	43,714
Community Health Systems, Inc.,
8.000%, 11/15/19, 3/20/19*	5.00	1.67		2,620	307,281	162,863	144,418
ConvaTec Healthcare E S.A.,
10.875%, 12/15/18, 6/20/17*	5.00	1.06	EUR	1,440	124,201	(116,010)	240,211
Dell, Inc.,
7.100%, 4/15/28, 3/20/19*	1.00	1.45		$2,620	(49,126)	(219,765)	170,639
First Data Corp.,
12.625%, 1/15/21, 3/20/19*	5.00	1.93		2,620	278,606	48,315	230,291
Newmont Mining Corp.,
5.875%, 4/1/35, 3/20/19*	1.00	0.74		2,620	21,789	(74,028)	95,817
Nine West Holdings, Inc.,
6.875%, 3/15/19, 3/20/19*	5.00	19.39		2,620	(909,967)	64,926	(974,893)
Morgan Stanley Capital Services LLC:
AK Steel Corp.,
7.625%, 5/15/20, 3/20/16*	5.00	2.63		1,350	24,978	7,858	17,120
United States Steel Corp.,
6.650%, 6/01/37, 9/20/19*	5.00	4.27		491	14,293	22,288	(7,995)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2015	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
United States Steel Corp.,
6.650%, 6/01/37, 9/20/19*	5.00%	4.27%	$743	$21,608	$35,622	$(14,014)

				$(988,507)	$(1,195,472)	$206,965

*	Termination Date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return On Reference Obligation
JPMorgan Chase Bank, NA:
iShares iBoxx $ High Yield Corporate Bond ETF	32,047	LIBOR	$7,491	9/28/15	$9,579
Morgan Stanley Capital Services LLC:
iShares iBoxx $ High Yield Corporate Bond ETF	41,283	LIBOR	9,740	9/21/15	(77,083)
iShares iBoxx $ High Yield Corporate Bond ETF	18,897	LIBOR	4,419	9/28/15	3,759

					$(63,745)

REVERSE REPURCHASE AGREEMENTS

Broker	Principal Amount (000)	Currency	Interest Rate		Maturity	U.S. $ Value at June 30, 2015
Barclays Capital, Inc.†	409	GBP	(3.00	)%*	—	$635,810
Barclays Capital, Inc.†	1,583	USD	(2.50	)%*	—	1,582,600
Barclays Capital, Inc.†	770	USD	(2.00	)%*	—	766,721
Barclays Capital, Inc.†	810	USD	(2.00	)%*	—	804,429
Barclays Capital, Inc.†	945	USD	(2.00	)%*	—	940,112
Barclays Capital, Inc.†	1,045	USD	(1.75	)%*	—	1,045,000
Barclays Capital, Inc.†	411	USD	(1.50	)%*	—	408,640
Barclays Capital, Inc.†	1,257	USD	(0.50	)%*	—	1,256,700
Barclays Capital, Inc.†	481	USD	(0.38	)%*	—	480,400
Barclays Capital, Inc.†	1,115	USD	(0.25	)%*	—	1,114,080
Barclays Capital, Inc.†	1,157	USD	(0.05	)%*	—	1,156,764
Credit Suisse Securities (USA) LLC†	1,222	GBP	(4.00	)%*	—	1,919,379
Credit Suisse Securities (USA) LLC†	390	EUR	(3.75	)%*	—	431,847
Credit Suisse Securities (USA) LLC†	528	USD	(2.00	)%*	—	527,650
Credit Suisse Securities (USA) LLC†	1,081	USD	(2.00	)%*	—	1,080,750
Credit Suisse Securities (USA) LLC†	628	EUR	(1.25	)%*	—	698,827
Credit Suisse Securities (USA) LLC†	1,093	USD	(1.00	)%*	—	1,092,975
Credit Suisse Securities (USA) LLC†	1,122	USD	(1.00	)%*	—	1,122,275
Credit Suisse Securities (USA) LLC†	2,575	USD	(1.00	)%*	—	2,575,013

Broker	Principal Amount (000)	Currency	Interest Rate		Maturity	U.S. $ Value at June 30, 2015
Credit Suisse Securities (USA) LLC†	495	EUR	(0.88	)%*	—	$549,248
Credit Suisse Securities (USA) LLC†	519	USD	(0.25	)%*	—	518,750
Credit Suisse Securities (USA) LLC†	1,157	USD	(0.25	)%*	—	1,157,188
Credit Suisse Securities (USA) LLC†	1,810	USD	(0.25	)%*	—	1,810,000
Credit Suisse Securities (USA) LLC†	1,049	USD	(0.05	)%*	—	1,049,313
Credit Suisse Securities (USA) LLC†	1,280	USD	(0.05	)%*	—	1,279,800
Credit Suisse Securities (USA) LLC†	1,150	USD	0.00%		—	1,149,868
Credit Suisse Securities (USA) LLC†	1,221	USD	0.00%		—	1,220,725
Credit Suisse Securities (USA) LLC†	1,460	USD	0.00%		—	1,459,995
Credit Suisse Securities (USA) LLC†	2,035	USD	0.00%		—	2,034,775
Credit Suisse Securities (USA) LLC†	2,208	USD	0.00%		—	2,207,500
Credit Suisse Securities (USA) LLC†	2,343	USD	0.00%		—	2,342,600
Credit Suisse Securities (USA) LLC†	2,567	USD	0.00%		—	2,566,875
Credit Suisse Securities (USA) LLC†	2,989	USD	0.25%		—	2,989,266
Deutsche Bank Securities, Inc.†	808	USD	(0.25	)%*	—	807,500
ING Financial Markets LLC†	505	USD	(2.00	)%*	—	500,338
ING Financial Markets LLC†	271	USD	(1.50	)%*	—	271,170
JPMorgan Chase Bank, NA	611	USD	(0.25	)%*	7/06/15	611,250
JPMorgan Chase Bank, NA	67,901	USD	0.30%		7/08/15	67,900,625
Merrill Lynch, Pierce, Fenner & Smith, Inc.	68,158	USD	0.30%		7/01/15	68,193,851
Merrill Lynch, Pierce, Fenner & Smith, Inc.	55,300	USD	0.25%		8/05/15	55,300,000
RBC Capital Markets†	1,412	USD	(0.25	)%*	—	1,409,938
RBC Capital Markets†	1,746	USD	(0.25	)%*	—	1,742,532
RBC Capital Markets†	1,207	USD	0.00%		—	1,207,218

						$239,920,297

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on June 30, 2015
*	Interest payment due from counterparty.

‡	Amount less than $0.50.
**	Principal amount less than 500.
(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the aggregate market value of these securities amounted to $459,624,363 or 38.7% of net assets.
(c)	Security is in default and is non-income producing.
(d)	Fair valued by the Adviser.
(e)	Restricted and illiquid security.

Restricted Securities	Acquisition Date	Cost		Market Value		Percentage of Net Assets
Data & Audio Visual Enterprises Wireless, Inc.
9.50%, 4/29/18	4/26/11	$1,235,996		$1,191,557		0.10%
Exide Corp.	4/30/15	141,191		300,730		0.03
Exide Technologies
11.00%, 4/30/20	4/30/15	4,076,973		3,734,169		0.31
Momentive Performance Materials, Inc.
8.875%, 10/15/20	10/11/12	– 0	–	– 0	–	0.00
Mt. Logan Re Ltd. (Preference Shares)	12/30/14	5,669,000		5,770,481		0.49

(f)	Non-income producing security.
(g)	Floating Rate Security. Stated interest rate was in effect at June 30, 2015.
(h)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at June 30, 2015.
(i)	Convertible security.
(j)	Defaulted.
(k)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.28% of net assets as of June 30, 2015, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost			Market Value			Percentage of Net Assets
Alion Science and Technology Corp.
0.0%, 3/15/17	6/20/10	$	– 0	–	$	– 0	–	0.00%
Banc of America Re-REMIC Trust Series 2009-UB1, Class A4B
5.67%, 6/24/50	10/06/09		2,714,940			3,714,900		0.31%
Dominican Republic International Bond
16.00%, 7/10/20	12/08/10		6,419,279			6,405,145		0.54%
Exide Technologies
0.0%, 2/01/18	5/17/15		954			– 0	–	0.00%
Exide Technologies Series AI
7.00%, 4/30/25	4/30/15		3,125,937			3,153,591		0.27%
Golden Energy Offshore Services AS
8.74%, 5/28/17	5/14/14		715,857			305,459		0.03%
Liberty Tire Recycling LLC
11.00%, 3/31/21	9/23/10		2,002,823			1,457,235		0.12%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	1/23/14		1,408,980			23,850		0.00%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	2/12/14		992,873			17,050		0.00%
Virgolino de Oliveira Finance SA
10.875%, 1/13/20	6/09/14		477,418			81,600		0.01%
Virgolino de Oliveira Finance SA
11.75%, 2/09/22	1/29/14		838,866			16,200		0.00%

(l)	Illiquid security.
(m)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2015.
(n)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(o)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared derivatives.
(p)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(q)	IO - Interest Only
(r)	Variable rate coupon, rate shown as of June 30, 2015.
(s)	The security is subject to a 12 month lock-up period, after which semi-annual redemptions are permitted.
(t)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(u)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(v)	As of June 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $56,942,961 and gross unrealized depreciation of investments was $(75,644,362), resulting in net unrealized depreciation of $(18,701,401).

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of June 30, 2015, the fund’s total exposure to subprime investments was 6.20% of net assets. These investments are valued in accordance with the fund’s Valuation Policies.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
COP	-	Colombian Peso
DOP	-	Dominican Peso
EUR	-	Euro
GBP	-	Great British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

Glossary:

CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
CPI	-	Consumer Price Index
ETF	-	Exchange Traded Fund
GSE	-	Government-Sponsored Enterprise
INTRCONX	-	Inter-Continental Exchange
JSC	-	Joint Stock Company
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
REIT	-	Real Estate Investment Trust
RTP	-	Right to Pay
TIPS	-	Treasury Inflation Protected Security

Country Breakdown*

June 30, 2015 (unaudited)

67.9%	United States
3.7%	Brazil
3.5%	United Kingdom
2.0%	Canada
1.5%	Dominican Republic
1.4%	Ireland
1.2%	Mexico
1.2%	France
1.2%	Netherlands
1.2%	Luxembourg
0.9%	South Africa
0.8%	Germany
0.6%	Italy
10.1%	Other
2.8%	Short-Term

100.0%	Total Investments

*	All data are as of June 30, 2015. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.6% or less in the following countries: Argentina, Australia, Bahrain, Barbados, Belgium, Bermuda, Bulgaria, Chile, Colombia, Croatia, Denmark, El Salvador, Ghana, Guatemala, Hong Kong, India, Indonesia, Ivory Coast, Jamaica, Kazakhstan, Kenya, Lebanon, Macau, Morocco, New Zealand, Norway, Pakistan, Peru, Philippines, Portugal, Serbia, Spain, Sri Lanka, Sweden, Switzerland, Trinidad & Tobago, Turkey, United Arab Emirates, Uruguay, Venezuela and Zambia.

AllianceBernstein Global High Income Fund

June 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange-traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2015:

Investments in Securities	Level 1			Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grade	$	– 0	–	$660,865,397		$15,015,791	#	$675,881,188
Governments - Treasuries		– 0	–	199,809,193		– 0	–	199,809,193
Collateralized Mortgage Obligations		– 0	–	– 0	–	93,882,877		93,882,877
Corporates - Investment Grade		– 0	–	90,066,981		– 0	–	90,066,981
Emerging Markets - Sovereigns		– 0	–	47,158,695		– 0	–	47,158,695
Bank Loans		– 0	–	– 0	–	37,409,864		37,409,864
Emerging Markets - Corporate Bonds		– 0	–	36,299,115		– 0	–	36,299,115
Commercial Mortgage-Backed Securities		– 0	–	4,811,235		23,708,364		28,519,599
Preferred Stocks		19,536,186		1,690,638		– 0	–	21,226,824
Governments - Sovereign Bonds		– 0	–	13,447,350		– 0	–	13,447,350
Governments - Sovereign Agencies		– 0	–	13,136,747		– 0	–	13,136,747
Local Governments - Municipal Bonds		– 0	–	11,194,202		– 0	–	11,194,202
Whole Loan Trusts		– 0	–	– 0	–	9,650,927		9,650,927
Asset-Backed Securities		– 0	–	– 0	–	9,256,831		9,256,831
Emerging Markets - Treasuries		– 0	–	2,265,947		6,405,145		8,671,092
Common Stocks		– 0	–	1,572,782		7,027,438	#	8,600,220
Quasi-Sovereigns		– 0	–	5,388,065		– 0	–	5,388,065
Investment Companies		– 0	–	– 0	–	2,655,784		2,655,784
Agencies		– 0	–	1,648,635		– 0	–	1,648,635
Inflation-Linked Securities		– 0	–	899,772		– 0	–	899,772
Options Purchased - Puts		– 0	–	170,407		– 0	–	170,407
Warrants		486		– 0	–	87,959	#	88,445
Short-Term Investments:
Investment Companies		29,178,090		– 0	–	– 0	–	29,178,090
Time Deposits		– 0	–	8,387,330		– 0	–	8,387,330

Total Investments in Securities		48,714,762		1,098,812,491		205,100,980		1,352,628,233
Other Financial Instruments*:
Assets
Credit Default Swaps		– 0	–	2,178,346		– 0	–	2,178,346
Centrally Cleared Credit Default Swaps		– 0	–	509,640		– 0	–	509,640
Forward Currency Exchange Contracts		– 0	–	2,090,605		– 0	–	2,090,605
Total Return Swaps		– 0	–	13,338		– 0	–	13,338
Liabilities
Credit Default Swaps		– 0	–	(1,971,381)		– 0	–	(1,971,381)
Centrally Cleared Credit Default Swaps		– 0	–	(129,917)		– 0	–	(129,917)
Centrally Cleared Interest Rate Swaps		– 0	–	(348,368)		– 0	–	(348,368)
Forward Currency Exchange Contracts		– 0	–	(3,264,594)		– 0	–	(3,264,594)
Total Return Swaps		– 0	–	(77,083)		– 0	–	(77,083)
Credit Default Swaptions Written		– 0	–	(40,213)		– 0	–	(40,213)
Currency Options Written		– 0	–	(6,752)		– 0	–	(6,752)

Total^		$48,714,762		$1,097,766,112		$205,100,980		$1,351,581,854

#	The Fund held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include options written and swaptions which are valued at market value.
^	There were de minimis transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade#		Collateralized Mortgage Obligations		Bank Loans		Commercial Mortgage-Backed Securities
Balance as of 3/31/15	$9,029,484		$87,250,705		$49,570,611		$21,624,786
Accrued discounts/ (premiums)	17,593		117,545		24,502		22,983
Realized gain (loss)	(2,315)		343,532		(87,875)		– 0	–
Change in unrealized appreciation/depreciation	(497,107)		(1,250,461)		938,048		(390,330)
Purchases	8,015,407		10,640,302		3,344,857		2,450,925
Sales/Paydowns	(760,056)		(3,218,746)		(16,380,279)		– 0	–
Reclassification	– 0	–	– 0	–	– 0	–	– 0	–
Transfers into Level 3	– 0	–	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	(787,215)		– 0	–	– 0	–	– 0	–

Balance as of 6/30/15	$15,015,791		$93,882,877		$37,409,864		$23,708,364

Net change in unrealized appreciation/depreciation from investments held as of 6/30/15	$(702,773)		$(1,250,461)		$(178,669)		$(390,330)

	Whole Loan Trusts		Asset-Backed Securities		Emerging Markets - Treasuries		Common Stocks#
Balance as of 3/31/15	$12,077,045		$9,620,238		$6,463,416		$6,678,614
Accrued discounts/ (premiums)	1,730		45,498		(7,311)		– 0	–
Realized gain (loss)	56,922		60,197		– 0	–	– 0	–
Change in unrealized appreciation/depreciation	86,859		(236,801)		(50,960)		116,163
Purchases	1,299,062		– 0	–	– 0	–	232,661
Sales/Paydowns	(3,870,691)		(232,301)		– 0	–	– 0	–
Reclassification	– 0	–	– 0	–	– 0	–	– 0	–
Transfers into Level 3	– 0	–	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–	– 0	–

Balance as of 6/30/15	$9,650,927		$9,256,831		$6,405,145		$7,027,438

Net change in unrealized appreciation/depreciation from investments held as of 6/30/15	$(17,807)		$(236,801)		$(50,960)		$116,163

	Investments Companies		Warrants#		Total
Balance as of 3/31/15	$2,555,774		$7,672		$204,878,345
Accrued discounts/(premiums)	– 0	–	– 0	–	222,540
Realized gain (loss)	– 0	–	– 0	–	370,461
Change in unrealized appreciation/depreciation	100,010		80,287		(1,104,292)
Purchases	– 0	–	– 0	–	25,983,214
Sales/Paydowns	– 0	–	– 0	–	(24,462,073)
Reclassification	– 0	–	– 0	–	– 0	–
Transfers into Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	(787,215)

Balance as of 6/30/15	$2,655,784		$87,959		$205,100,980	+

Net change in unrealized appreciation/depreciation from investments held as of 6/30/15	$100,010		$84,283		$(2,527,345)

#	The Fund held securities with zero market value during the reporting period.
+	There were de minimis transfers under 1% of net assets during the reporting period.

The following represents information about significant observable inputs related to the Fund’s Level 3 investments at June 30, 2015. Securities priced by third party vendors or using prior transaction prices, which approximates fair value, are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 6/30/15	Valuation Technique	Unobservable Input	Range/ Weighted Average
Corporates—Non-Investment Grade	$1,457,235	Market Approach	EBITDA Projection*	$42mm/N/A
Whole Loan Trusts	$3,191,990	Projected Cashflow	Level Yield	13.45%/N/A
	$1,796,466	Market Approach	Underlying NAV of the Collateral	$99.17/N/A
	$770,831	Projected Cashflow	Internal Rate of Return	7.967%/N/A
Common Stocks	$266,841	Projected Cashflow	Estimated Remaining Payment	$2.50/N/A
	$15,429	Market Approach	EBITDA Projection*	$353mm/N/A

*	Earnings Before Interest, Taxes, Depreciation and Amortization.

The Adviser has established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing

Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparisons of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AllianceBernstein Global High Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 21, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 21, 2015